UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5724

                        Oppenheimer Strategic Income Fund
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1.  REPORTS TO STOCKHOLDERS.

  MARCH 31, 2008

------------------------------------------------------------------------------

      Oppenheimer                                            Management
      Strategic Income Fund                                 Commentaries
                                                                and
                                                            Semiannual
                                                               Report

------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Manager

            Listing of Top Holdings

      SEMIANNUAL REPORT

            Listing of Investments

            Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- TOP TEN INDUSTRIES
----------------------------------------------------------------------------
Commercial Banks                                                       3.4%
----------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                            1.8
----------------------------------------------------------------------------
Diversified Financial Services                                         1.6
----------------------------------------------------------------------------
Thrifts & Mortgage Finance                                             1.2
----------------------------------------------------------------------------
Media                                                                  1.2
----------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                          0.8
----------------------------------------------------------------------------
Capital Markets                                                        0.7
----------------------------------------------------------------------------
Electric Utilities                                                     0.7
----------------------------------------------------------------------------
Diversified Telecommunication Services                                 0.5
----------------------------------------------------------------------------
Health Care Providers & Services                                       0.4

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on net assets.

PORTFOLIO ALLOCATION

[PIE CHART]

Foreign Government Bonds                                26.3%
Mortgage-Backed Obligations                             24.9
Corporate Bonds                                         16.6
Investment Companies                                    12.7
Structured Securities                                   11.5
Other Bonds                                              2.8
U.S. Government Bonds                                    2.6
Cash Equivalents                                         1.5
Stocks                                                   1.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.

                     10 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

      CLASS B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

                     11 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.

      CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                     12 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                     13 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                        BEGINNING         ENDING          EXPENSES
                                        ACCOUNT           ACCOUNT         PAID DURING
                                        VALUE             VALUE           6 MONTHS ENDED
ACTUAL                                  OCTOBER 1, 2007   MARCH 31, 2008  MARCH 31, 2008
-------------------------------------------------------------------------------------------
Class A                                 $ 1,000.00       $ 1,037.10       $ 4.44
-------------------------------------------------------------------------------------------
Class B                                   1,000.00         1,035.20         8.63
-------------------------------------------------------------------------------------------
Class C                                   1,000.00         1,033.20         8.27
-------------------------------------------------------------------------------------------
Class N                                   1,000.00         1,037.30         6.54
-------------------------------------------------------------------------------------------
Class Y                                   1,000.00         1,043.20         3.12

HYPOTHETICAL
(5% return before expenses)
-------------------------------------------------------------------------------------------
Class A                                   1,000.00         1,020.65         4.40
-------------------------------------------------------------------------------------------
Class B                                   1,000.00         1,016.55         8.56
-------------------------------------------------------------------------------------------
Class C                                   1,000.00         1,016.90         8.20
-------------------------------------------------------------------------------------------
Class N                                   1,000.00         1,018.60         6.48
-------------------------------------------------------------------------------------------
Class Y                                   1,000.00         1,021.95         3.09


Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2008 are as follows:

CLASS             EXPENSE RATIOS
---------------------------------
Class A                0.87%
---------------------------------
Class B                1.69
---------------------------------
Class C                1.62
---------------------------------
Class N                1.28
---------------------------------
Class Y                0.61

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                     14 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.6%
--------------------------------------------------------------------------------------------------------------

Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 2.779%, 11/25/35 1                       $  1,549,183   $  1,521,716
--------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 2.596%, 4/20/09 1,2                                           253,333        252,837
--------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 3.079%, 5/25/34 1                                           4,482,726      3,943,623
--------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 2.699%, 9/25/36 1                                          2,190,000      2,045,588
--------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 2.699%, 5/26/36 1                                          3,845,000      3,637,050
--------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2006-1, Automobile Asset-Backed
Securities, Series 2006-1, Cl. A3, 5.03%, 10/15/09                                  5,330,887      5,357,970
--------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 2.838%, 4/15/11 1                             22,280,000     22,138,825
--------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates,
Series 2005-D, Cl. AV2, 2.869%, 10/25/35 1                                            162,206        161,714
--------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 2.699%, 5/16/36 1                                           4,691,711      4,542,340
--------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2004-1, Cl. AF2, 2.645%, 4/25/34          1,797,843      1,774,127
--------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through
Certificates, Series 2006-WFH3, Cl. A2, 2.699%, 10/31/36 1                          2,620,000      2,374,557
--------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH4, Asset-Backed Pass-Through
Certificates, Series 2006-WFH4, Cl. AS, 2.699%, 11/25/36 1                          4,777,000      4,275,107
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                         2,010,000      1,913,436
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 2.799%, 5/25/36 1                                           285,544        283,551
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                         1,210,000      1,165,776
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 2.719%, 12/25/29 1                                         4,054,000      3,497,789
--------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2006-C, Cl. A2, 5.33%, 5/8/09                                                   71,056         71,088
--------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations,
Series 1A, Cl. C2, 11.96%, 4/15/11 3,4,5                                           15,000,000            150
--------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates,
Series 2001-2, Cl. C, 4.405%, 11/11/09 5                                            3,083,887        185,033
--------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 3,4,5                                                 2,730,094         27,301
--------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 2.809%, 11/25/35 1                          4,168,850      4,121,386
--------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 2.689%, 7/25/36 1                                         3,790,000      3,476,473


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/ Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------------------

First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 2.649%, 5/15/36 1                        $    452,901   $    448,035
--------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 2.709%, 7/7/36 1                            1,940,000      1,786,818
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 6/13/11 4,5                                          6,138,155             --
--------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29                    4,814,000      4,691,683
--------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                                4,163,243        991,597
--------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2007-3, Cl. A3, 3.168%, 6/15/12 1                                            3,500,000      3,457,810
--------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan
Asset-Backed Nts., Series 2005-3, Cl. A1, 2.796%, 1/20/35 1                         1,710,089      1,439,421
--------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan
Asset-Backed Certificates, Series 2006-4, Cl. A2V, 2.646%, 3/20/36 1                1,520,000      1,348,013
--------------------------------------------------------------------------------------------------------------
Ice Em CLO, Collateralized Loan Obligations:
Series 2007-1A, Cl. B, 7.10%, 8/15/22 1,5                                          20,040,000     14,623,188
Series 2007-1A, Cl. C, 8.40%, 8/15/22 1,5                                          16,980,000     12,938,760
Series 2007-1A, Cl. D, 10.40%, 8/15/22 1,5                                         16,980,000     11,785,818
--------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                            1,839,462      1,836,109
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                           1,157,548      1,163,049
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                            1,023,453      1,031,732
--------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Collateralized Debt Obligations,
Series 2A, Cl. C1, 0.19%, 3/24/14 1,5                                               3,841,283        153,651
--------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 2.699%, 8/25/36 1                           5,580,000      5,005,038
--------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
2.249%, 1/25/29 1,5                                                                 4,475,119        581,765
--------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 2.699%, 7/1/36 1                                            6,330,000      5,870,835
--------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                               1,900,000      1,895,262
--------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 2.679%, 7/25/36 1                                            705,587        692,828
--------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2, 2.699%, 9/25/36 1                            6,720,000      6,512,509
--------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 2.849%, 6/25/36 1               2,839,136      2,803,997
--------------------------------------------------------------------------------------------------------------
Start CLO Ltd., Asset-Backed Credit Linked Securities,
Series 2006-3A, Cl. F, 20%, 6/7/11 1,5                                              5,430,000      4,778,400
--------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 2.659%, 4/25/36 1                                              156,706        155,823

                     16 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                PRINCIPAL
                                                                                   AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------

Structured Asset Securities Corp., Mtg. Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                     $    272,516   $      272,868
------------------------------------------------------------------------------------------------------------
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates,
Series 2006-1A, Cl. C, 6.161%, 11/14/13 1,5                                     2,715,000        2,515,448
------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 2.699%, 7/25/36 1      3,770,000        3,578,777
                                                                                            ----------------
Total Asset-Backed Securities (Cost $ 210,952,188)                                             159,126,671

------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS -- 25.6%
------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY -- 18.7%
------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED -- 18.3%
Fannie Mae Trust 2004-W9, Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                             1,806,954        1,975,221
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19-7/15/19                                                          5,220,741        5,213,381
5%, 8/15/33-12/15/34                                                            8,440,237        8,382,985
6%, 4/15/17-3/15/33                                                            24,250,860       25,016,405
6.50%, 4/15/18-8/15/32                                                         12,889,863       13,512,386
7%, 8/15/21-9/1/33                                                              4,441,405        4,707,866
7%, 10/1/31 7                                                                   2,082,020        2,207,847
7.50%, 2/15/32-4/25/36                                                          7,888,872        8,553,710
8.50%, 8/15/31                                                                    446,115          495,227
10%, 5/15/20                                                                      174,407          208,168
10.50%, 6/14/20                                                                   185,776          224,579
11.50%, 11/14/16                                                                  103,377          114,271
12%, 6/14/10-6/15/17                                                              434,904          484,225
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Participation Certificates,
Series 1360, Cl. PZ, 7.50%, 9/15/22                                             7,423,084        8,001,623
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                     15,019           15,010
Series 1590, Cl. IA, 3.925%, 10/15/23 1                                         6,712,509        6,833,963
Series 1674, Cl. Z, 6.75%, 2/15/24                                                331,928          356,661
Series 2002-66, Cl. FG, 3.606%, 9/25/32 1                                       7,537,756        7,416,286
Series 2002-84, Cl. FB, 3.606%, 12/25/32 1                                        440,194          444,585
Series 2003-11, Cl. FA, 3.606%, 9/25/32 1                                         600,695          606,910
Series 2006-11, Cl. PS, 15.01%, 3/25/36 1                                       2,966,104        3,505,362
Series 2034, Cl. Z, 6.50%, 2/15/28                                                 64,313           67,584
Series 2043, Cl. ZP, 6.50%, 4/15/28                                             4,466,229        4,683,988
Series 2053, Cl. Z, 6.50%, 4/15/28                                                 66,907           70,219
Series 2055, Cl. ZM, 6.50%, 5/15/28                                             1,621,932        1,689,344
Series 2080, Cl. Z, 6.50%, 8/15/28                                              2,647,967        2,779,918
Series 2173, Cl. Z, 6.50%, 7/15/29                                             10,873,893       11,336,788
Series 2326, Cl. ZP, 6.50%, 6/15/31                                             1,101,253        1,158,269
Series 2344, Cl. FP, 3.768%, 8/15/31 1                                          2,496,408        2,520,825

                     17 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates: Continued
Series 2368, Cl. TG, 6%, 10/15/16                                      $  1,260,161   $  1,326,468
Series 2410, Cl. PF, 3.798%, 2/15/32 1,7                                 11,637,456     11,550,021
Series 2412, Cl. GF, 3.768%, 2/15/32 1                                    5,545,156      5,505,248
Series 2427, Cl. ZM, 6.50%, 3/15/32                                       4,925,111      5,189,686
Series 2435, Cl. EQ, 6%, 5/15/31                                          6,085,306      6,205,204
Series 2451, Cl. FD, 3.818%, 3/15/32 1                                    1,874,018      1,862,656
Series 2453, Cl. BD, 6%, 5/15/17                                            157,249        165,680
Series 2461, Cl. PZ, 6.50%, 6/15/32                                         287,438        303,819
Series 2464, Cl. FI, 3.818%, 2/15/32 1                                    2,065,012      2,086,108
Series 2470, Cl. AF, 3.818%, 3/15/32 1                                    3,154,390      3,174,380
Series 2470, Cl. LF, 3.818%, 2/15/32 1                                    2,113,805      2,133,428
Series 2471, Cl. FD, 3.818%, 3/15/32 1                                    3,825,345      3,863,056
Series 2475, Cl. FB, 3.818%, 2/15/32 1                                    2,985,600      3,013,056
Series 2500, Cl. FD, 3.318%, 3/15/32 1                                      649,562        654,171
Series 2517, Cl. GF, 3.818%, 2/15/32 1                                    1,727,135      1,738,980
Series 2526, Cl. FE, 3.218%, 6/15/29 1                                      863,423        867,150
Series 2551, Cl. FD, 3.218%, 1/15/33 1                                      663,622        647,861
Series 2641, Cl. CE, 3.50%, 9/15/25                                       2,857,671      2,853,055
Series 2676, Cl. KY, 5%, 9/15/23                                          2,516,000      2,511,126
Series 2676, Cl. TF, 3.418%, 1/15/32 1                                    3,589,708      3,543,630
Series 2727, Cl. UA, 3.50%, 10/15/22                                      1,292,639      1,291,944
Series 2736, Cl. DB, 3.30%, 11/15/26                                     13,387,757     13,335,442
Series 2777, Cl. PJ, 4%, 5/15/24                                          1,377,664      1,379,883
Series 2934, Cl. NA, 5%, 4/15/24                                          4,244,399      4,294,045
Series 2936, Cl. PE, 5%, 2/1/35                                           2,807,000      2,632,759
Series 2939, Cl. PE, 5%, 2/15/35                                         11,489,000     10,772,769
Series 3025, Cl. SJ, 14.419%, 8/15/35 1                                   3,232,550      3,909,180
Series 3035, Cl. DM, 5.50%, 11/15/25                                      9,432,681      9,600,385
Series 3057, Cl. LG, 5%, 10/15/35                                         5,000,000      4,675,702
Series 3094, Cl. HS, 14.052%, 6/15/34 1                                   1,729,502      2,064,887
Series 3105, Cl. BD, 5.50%, 1/15/26                                       8,122,000      8,438,835
Series 3138, Cl. PA, 5.50%, 2/15/27                                      20,683,375     21,213,382
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 11.516%, 7/1/26 8                                     2,624,324        586,861
Series 183, Cl. IO, 8.174%, 4/1/27 8                                      1,047,174        214,080
Series 192, Cl. IO, 12.028%, 2/1/28 8                                       475,712        105,169
Series 200, Cl. IO, 11.256%, 1/1/29 8                                       574,590        120,929
Series 2003-13, Cl. I O, 11.156%, 3/25/33 8                               5,256,849      1,150,048
Series 2003-26, Cl. D I, 12.204%, 4/25/33 8                               3,515,192        735,966
Series 2003-26, Cl. I K, 15.596%, 4/25/33 8                                 616,028        103,926
Series 203, Cl. IO, 2.56%, 6/1/29 8                                       1,969,704        431,055
Series 204, Cl. IO, (8.08)%, 5/1/29 8                                       163,892         35,751
Series 205, Cl. IO, 8.793%, 9/1/29 8                                      2,565,464        611,544
Series 206, Cl. IO, (13.69)%, 12/1/29 8                                     811,719        178,766
Series 207, Cl. IO, (18.488)%, 4/1/30 8                                     930,832        222,300
Series 2074, Cl. S, 19.804%, 7/17/28 8                                      601,842         69,663

                     18 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                  PRINCIPAL
                                                                     AMOUNT           VALUE
---------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security: Continued
Series 2079, Cl. S, 23.037%, 7/17/28 8                        $     961,651   $     111,822
Series 208, Cl. IO, (5.945)%, 6/1/30 8                            1,708,951         400,858
Series 212, Cl. IO, 2.185%, 5/1/31 8                              3,812,330         798,588
Series 214, Cl. IO, (10.882)%, 6/1/31 8                             910,956         198,498
Series 216, Cl. IO, 11.213%, 12/1/31 8                            9,111,677       2,139,289
Series 224, Cl. IO, 8.408%, 3/1/33 8                              4,936,300       1,084,360
Series 243, Cl. 6, 15.031%, 12/15/32 8                            3,052,411         580,109
Series 2526, Cl. SE, 21.531%, 6/15/29 8                           1,560,205         151,472
Series 2802, Cl. AS, 64.495%, 4/15/33 8                           4,552,947         378,217
Series 2819, Cl. S, 23.312%, 6/15/34 8                           13,369,015       1,112,441
Series 2920, Cl. S, 33.936%, 1/15/35 8                            7,870,375         577,818
Series 3000, Cl. SE, 52.563%, 7/15/25 8                          10,298,172         869,537
Series 3004, Cl. SB, 99.534%, 7/15/35 8                          15,323,726       1,304,132
Series 3110, Cl. SL, 82.133%, 2/15/26 8                           2,918,204         251,388
---------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 192, Cl. PO, 6.336%, 2/1/28 9          475,712         390,001
---------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 4/25/18-8/1/20                                            55,000,943      54,957,338
4.50%, 5/25/18-9/1/18 7                                          33,681,702      33,684,459
5%, 12/1/17-9/25/35                                             264,860,873     265,369,094
5%, 4/1/23-4/1/38 10                                             38,135,000      37,819,893
5%, 3/1/18-9/25/33 7                                             56,945,242      56,722,453
5.296%, 10/1/36                                                  67,369,584      68,632,131
5.50%, 1/25/22-11/25/34                                         370,637,578     375,503,917
5.50%, 4/1/23-4/1/38 10                                          75,127,000      76,004,698
5.50%, 4/25/33-4/25/34 7                                         60,835,840      61,621,168
6%, 7/25/24-8/1/34                                               65,753,016      67,806,197
6%, 4/1/22-4/1/37 10                                             82,657,000      84,938,204
6%, 11/25/32-10/25/33 7                                          37,662,206      38,813,146
6.50%, 5/25/17-9/25/32                                           28,817,466      30,169,480
6.50%, 6/25/17 7                                                  6,875,027       7,217,209
7%, 11/1/17-9/25/34                                              36,114,667      38,417,738
7.50%, 6/25/10-1/1/33                                            12,709,615      13,753,087
8.50%, 7/1/32                                                        82,921          91,444
9.50%, 4/25/20-4/8/21                                                99,369         110,781
11%, 11/8/15-2/25/26                                                365,313         435,303
13%, 6/25/15                                                         80,578          95,389
15%, 5/9/13                                                         249,596         296,993
---------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T10, Cl. IO, 30.409%, 12/25/41 8                     135,918,671       1,252,382
Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T3, Cl. IO, 34.998%, 11/25/40 8                       15,782,480         205,003
Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T4, Cl. IO, 26.879%, 7/25/41 8                        26,001,573         378,716

                     19 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT          VALUE
-------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                   $    356,305   $    380,375
Trust 1997-45, Cl. CD, 8%, 7/18/27                                     1,893,427      2,052,732
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                 2,345,493      2,450,591
Trust 1999-14, Cl. MB, 6.50%, 4/25/29                                    103,866        109,961
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                 4,085,208      4,250,592
Trust 2001-19, Cl. Z, 6%, 5/1/31                                       2,490,233      2,576,728
Trust 2001-44, Cl. QC, 6%, 9/25/16                                       346,909        364,857
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                   443,849        472,971
Trust 2001-65, Cl. F, 3.206%, 11/25/31 1                               4,259,842      4,232,009
Trust 2001-69, Cl. PF, 3.606%, 12/25/31 1                              4,629,035      4,566,039
Trust 2001-70, Cl. LR, 6%, 9/25/30                                       261,032        262,418
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                     5,006,754      5,188,917
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                  1,947,949      2,057,399
Trust 2002-12, Cl. PG, 6%, 3/25/17                                     3,291,593      3,464,582
Trust 2002-19, Cl. PE, 6%, 4/25/17                                     1,870,559      1,967,296
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                  4,614,483      4,858,692
Trust 2002-29, Cl. F, 3.606%, 4/25/32 1                                2,250,311      2,234,276
Trust 2002-60, Cl. FH, 3.606%, 8/25/32 1                               4,406,612      4,375,079
Trust 2002-64, Cl. FJ, 3.606%, 4/25/32 1                                 691,131        681,730
Trust 2002-68, Cl. FH, 3.275%, 10/18/32 1                              1,435,970      1,406,030
Trust 2002-81, Cl. FM, 3.106%, 12/25/32 1                              2,650,176      2,585,108
Trust 2002-9, Cl. PC, 6%, 3/25/17                                      3,740,478      3,937,088
Trust 2003-116, Cl. FA, 3.006%, 11/25/33 1                               822,387        821,516
Trust 2003-130, Cl. CS, 8.888%, 12/25/33 1                             3,412,095      3,555,082
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                  5,484,000      5,649,248
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                 12,312,000     12,598,318
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                  5,556,000      5,759,303
Trust 2003-3, Cl. FM, 3.106%, 4/25/33 1                                3,190,168      3,210,476
Trust 2003-81, Cl. NB, 4.50%, 11/25/14                                10,264,000     10,389,067
Trust 2003-81, Cl. PW, 4%, 3/25/25                                     3,215,441      3,220,202
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                     3,455,646      3,449,226
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                 12,320,000     12,471,446
Trust 2003-84, Cl. PW, 3%, 6/25/22                                       743,274        741,424
Trust 2004-101, Cl. BG, 5%, 1/25/20                                    4,413,000      4,558,866
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                  5,856,874      5,875,905
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                3,800,000      3,916,774
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                  2,865,000      2,877,591
Trust 2005-59, Cl. NQ, 10.359%, 5/25/35 1                              3,120,445      3,405,356
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                  3,510,000      3,449,732
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                    960,000        973,382
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                                 16,903,372     17,182,618
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                 8,793,999      9,001,389
Trust 2006-46, Cl. SW, 14.643%, 6/25/36 1                              4,333,876      5,119,921
Trust 2006-50, Cl. KS, 14.644%, 6/25/36 1                              3,663,864      4,159,784
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                 10,473,841     10,717,371
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                    311,000        311,537

                     20 | OPPENHEIMER STRATEGIC INCOME FUND

                                                  PRINCIPAL
                                                     AMOUNT         VALUE
---------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 33.136%, 11/18/31 8     $  4,835,237   $   522,932
Trust 2001-63, Cl. SD, 12.364%, 12/18/31 8          124,823        14,366
Trust 2001-68, Cl. SC, 10.236%, 11/25/31 8           85,790         9,230
Trust 2001-81, Cl. S, 21.770%, 1/25/32 8          1,145,188       117,949
Trust 2002-28, Cl. SA, 21.98%, 4/25/32 8            804,091        89,555
Trust 2002-38, Cl. IO, 25.134%, 4/25/32 8           708,591        60,952
Trust 2002-39, Cl. SD, 18.523%, 3/18/32 8         1,102,460       108,481
Trust 2002-48, Cl. S, 20.915%, 7/25/32 8          1,286,490       138,497
Trust 2002-52, Cl. SL, 20.90%, 9/25/32 8            766,559        80,808
Trust 2002-53, Cl. SK, 18.644%, 4/25/32 8           687,223        72,282
Trust 2002-56, Cl. SN, 22.828%, 7/25/32 8         1,764,361       190,361
Trust 2002-65, Cl. SC, 28.595%, 6/25/26 8         2,161,516       337,489
Trust 2002-77, Cl. IS, 23.246%, 12/18/32 8        1,207,223       128,392
Trust 2002-77, Cl. SH, 24.347%, 12/18/32 8        1,401,013       167,262
Trust 2002-89, Cl. S, 42.422%, 1/25/33 8          7,334,475       796,437
Trust 2002-9, Cl. MS, 20.478%, 3/25/32 8          1,527,253       169,121
Trust 2003-118, Cl. S, 32.639%, 12/25/33 8        8,772,971     1,268,088
Trust 2003-23, Cl. ES, 42.373%, 10/25/22 8       26,686,500     2,393,478
Trust 2003-33, Cl. SP, 37.508%, 5/25/33 8         5,128,850       642,507
Trust 2003-4, Cl. S, 31.654%, 2/25/33 8           2,647,644       307,250
Trust 2003-46, Cl. IH, (4.609)%, 6/1/33 8         1,061,182       197,212
Trust 2005-105, Cl. S, 64.311%, 12/25/35 8       12,563,076     1,146,038
Trust 2005-40, Cl. SA, 34.636%, 5/25/35 8        11,854,790       989,383
Trust 2005-40, Cl. SB, 45.481%, 5/25/35 8         5,540,367       491,203
Trust 2005-71, Cl. SA, 45.514%, 8/25/25 8         6,478,542       646,177
Trust 2005-83, Cl. SL, 55.723%, 10/25/35 8       14,170,785     1,264,086
Trust 2005-87, Cl. SE, 92.811%, 10/25/35 8       53,742,711     3,865,874
Trust 2005-87, Cl. SG, 66.626%, 10/25/35 8       14,557,834     1,245,292
Trust 2006-119, Cl. MS, 57.974%, 12/25/36 8      13,230,627     1,190,673
Trust 2006-33, Cl. SP, 50.778%, 5/25/36 8         8,901,051     1,016,062
Trust 2006-34, Cl. SK, 53.934%, 5/25/36 8        14,057,219     1,602,912
Trust 2006-48, Cl. QA, 27.027%, 6/25/36 8         9,529,473       981,233
Trust 2006-75, Cl. SA, 52.431%, 8/25/36 8         8,551,410       889,005
Trust 2006-90, Cl. SX, 72.303%, 9/25/36 8        11,368,438     1,045,999
Trust 221, Cl. 2, 14.47%, 5/1/23 8                1,043,812       260,451
Trust 240, Cl. 2, 23.157%, 9/1/23 8               1,719,248       421,947
Trust 247, Cl. 2, 1.707%, 10/1/23 8                 405,734        97,761
Trust 252, Cl. 2, 6.841%, 11/1/23 8                 121,436        30,302
Trust 2682, Cl. TQ, 72.017%, 10/15/33 8           5,075,635       424,651
Trust 2981, Cl. BS, 83.417%, 5/15/35 8            9,587,331       789,046
Trust 301, Cl. 2, 5.183%, 4/1/29 8                1,602,466       339,352
Trust 303, Cl. IO, 13.604%, 11/1/29 8               876,457       217,058
Trust 313, Cl. 2, (6.482)%, 6/1/31 8              6,097,347     1,327,229
Trust 319, Cl. 2, 5.582%, 2/1/32 8                   93,835        19,655
Trust 321, Cl. 2, 9.057%, 4/1/32 8                7,604,628     1,629,759
Trust 322, Cl. 2, 5.363%, 4/1/32 8                  377,486        82,328
Trust 324, Cl. 2, 5.05%, 7/1/32 8                 5,536,166     1,246,179

                     21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 331, Cl. 5, 9.361%, 2/1/33 8                                     $  6,455,672   $     1,386,219
Trust 334, Cl. 12, 5.245%, 2/1/33 8                                       8,061,564         1,741,858
Trust 334, Cl. 1O, 10.963%, 2/1/33 8                                      5,226,351         1,010,348
Trust 334, Cl. 5, 13.605%, 5/1/33 8                                       3,802,934           840,974
Trust 339, Cl. 7, 10.548%, 7/1/33 8                                      18,847,688         4,001,589
Trust 342, Cl. 2, 6.287%, 9/1/33 8                                       21,203,673         4,709,680
Trust 344, Cl. 2, 6.425%, 12/1/33 8                                       9,939,289         2,206,341
Trust 345, Cl. 9, 11.109%, 1/1/34 8                                       6,502,284         1,367,797
Trust 362, Cl. 12, 7.115%, 8/1/35 8                                         171,818            33,716
Trust 362, Cl. 13, 11.526%, 8/1/35 8                                        181,879            35,797
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 324, Cl. 1, 6.144%, 7/1/32 9                  1,382,422         1,123,359
-------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                 5,808,949         5,577,983
-------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust,
Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.039%,
9/25/33 1                                                                 6,260,333         5,955,528
                                                                                      ---------------
                                                                                        1,843,552,910

-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED -- 0.4%
Government National Mortgage Assn.:
5.625%, 8/8/27 1                                                              8,274             8,333
7%, 1/29/28-2/8/30                                                        2,164,866         2,315,668
8%, 1/29/28-9/29/28                                                         795,804           873,148
11%, 11/8/19                                                                 18,491            21,773
12%, 12/9/13-10/9/15                                                         32,146            38,336
12.50%, 12/29/13-11/29/15                                                 1,121,287         1,316,288
13%, 10/30/15                                                             1,730,028         2,048,840
13.50%, 6/30/15                                                           2,287,369         2,716,162
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                       8,755,251         9,543,115
Series 2000-12, Cl. ZA, 8%, 2/16/30                                       3,856,321         4,236,814
Series 2000-7, Cl. Z, 8%, 1/16/30                                         4,553,558         4,988,430
Series 2001-62, Cl. KZ, 6.50%, 12/16/31                                  11,207,509        11,794,562
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 15.844%, 7/16/28 8                                1,946,146           235,935
Series 1998-6, Cl. SA, 26.54%, 3/16/28 8                                  1,203,078           144,610
Series 2006-47, Cl. SA, 75.786%, 8/16/36 8                                4,066,301           390,809
                                                                                      -----------------
                                                                                           40,672,823

                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                   PRINCIPAL
                                                                                      AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------
NON-AGENCY -- 6.9%
-------------------------------------------------------------------------------------------------------------
COMMERCIAL -- 3.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                          $  6,390,000   $  6,290,289
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                            1,325,000      1,302,660
-------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Mtg. Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                             2,819,933      2,741,195
-------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                             2,732,427      2,806,639
-------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18,
Commercial Mtg. Pass-Through Certificates,
Series PW18, Cl. A2, 5.613%, 6/1/50                                                  940,000        918,771
-------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, (6.132)%, 6/22/24 8                    3,548,232        96,106
-------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 3.235%, 8/25/08 1                                          1,275,319      1,233,031
-------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-17, Mtg.
Pass-Through Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35                  9,286,000      8,572,796
-------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                             1,049,941      1,057,479
-------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49        27,603,000     26,903,220
-------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Series 2006-A5, Cl. 1A13, 3.056%, 10/25/36 1                                       7,022,128      5,146,069
-------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2007-8CB, Mtg. Pass-Through Certificates,
Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                                           18,105,814     16,877,923
-------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-8, Asset-Backed Certificates,
Series 2006-8, Cl. 2A1, 2.629%, 1/25/46 1                                          4,701,945      4,606,642
-------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                           2,118,387      2,098,515
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                         7,624,577      7,334,557
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                               696,538        686,447
-------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-CF2, Cl. A1B, 6.24%, 11/12/31                              178,143        178,507
-------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1997-CF2, Cl. B30C, 5.829%, 10/15/30 1,5                                   36,400,000     18,200,000
-------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37           4,146,350      4,022,775
-------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%, 11/18/35                                              789,885        787,818
-------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                            3,080,000      3,054,737

                     23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1998-C1, Cl. F, 7.093%, 5/15/30 1        $    2,000,000   $   1,975,047
-----------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                        4,380,000       4,323,481
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                        6,712,000       6,676,680
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                        9,020,000       8,845,566
-----------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2006-GG8, Cl. A2, 5.479%, 11/10/39                                       1,000,000         989,434
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                       2,205,000       2,173,001
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                       5,406,000       5,343,017
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                      9,220,000       8,994,038
Series 2007-LD11, Cl. A2, 5.804%, 6/15/49 1                                    14,520,000      14,444,705
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                       5,275,000       5,226,998
-----------------------------------------------------------------------------------------------------------
JPMorgan Commercial Mortgage Finance Corp., Mtg. Pass-Through
Certificates, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                           9,002,728       9,289,014
-----------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 1999-C2, Cl. C, 7.47%, 10/15/32                                          8,115,000       8,383,281
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2000-C3, Commercial Mtg. Pass-Through
Certificates, Series 2000-C3, Cl. A2, 7.95%, 5/15/25                            9,421,572       9,813,246
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C5, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                           5,986,000       5,948,717
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C7, Commercial Mtg. Pass-Through
Certificates, Series 2005-C7, Cl. A2, 5.103%, 11/11/30                            540,000         536,853
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through
Certificates, Series 2006-C1, Cl. A2, 5.084%, 2/11/31                           4,150,000       4,095,367
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through
Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12                          21,030,000      20,600,113
-----------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/26/24 5                           442,933         332,200
-----------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                            3,890,689       3,588,623
-----------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 3.049%, 10/25/36 1                                     18,707,149      17,127,947
-----------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                         1,284,863       1,287,678
-----------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                          9,627,000       9,850,492
-----------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                     571,000         591,488
-----------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                             5,411,614       5,374,302

                     24 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                PRINCIPAL
                                                                                   AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial
Mtg. Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42     $  5,708,102   $   5,669,813
-----------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial
Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48       2,083,000       2,042,791
-----------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg,
Pass-Through Certificates, Series 2006-AR8, Cl. 1A4, 5.884%, 8/1/46 1          21,256,561      20,410,405
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through
Certificates, Series 2004-V, Cl. 1A1, 3.835%, 10/1/34 1                        11,350,935      11,406,154
                                                                                            ---------------
                                                                                              310,256,627

-----------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING -- 0.1%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 1                      17,947,360      16,919,913
-----------------------------------------------------------------------------------------------------------
MULTIFAMILY -- 0.4%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 1                                        9,496,363       9,480,229
-----------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates:
Series 2003-46, Cl. 1A2, 4.124%, 1/19/34 1                                     16,101,270      16,354,422
Series 2007-HY1, Cl. 1A1, 5.691%, 4/25/37 1                                    12,270,326      11,629,209
                                                                                            ---------------
                                                                                               37,463,860

-----------------------------------------------------------------------------------------------------------
OTHER -- 0.1%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.761%, 2/25/32 1                                      5,747,904       5,673,936
-----------------------------------------------------------------------------------------------------------
RESIDENTIAL -- 3.2%
Chase Mortgage Finance Trust 2006-S3, Multiclass Mtg. Pass-Through
Certificates, Series 2006-S3, Cl. 1A2, 6%, 11/1/36                             10,650,000       9,700,149
-----------------------------------------------------------------------------------------------------------
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg. Pass-Through
Certificates, Series 2007-A1, Cl. 9A1, 4.571%, 2/1/37 1                        10,656,876      10,132,376
-----------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through Certificates,
Series 2005-26, Cl. 1A8, 5.50%, 11/1/35 10                                      9,907,502       9,349,180
-----------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-27, Mtg. Pass-Through Certificates,
Series 2005-27, Cl. 2A1, 5.50%, 12/1/35 10                                      8,619,793       8,133,969
-----------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through Certificates,
Series 2005-J4, Cl. A7, 5.50%, 11/1/35                                          5,301,000       4,592,011
-----------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg. Pass-Through Certificates:
Series 2007-HY5, Cl. 1A2, 5.946%, 9/1/37 1                                     11,512,908       7,943,907
Series 2007-HY5, Cl. 2A2, 6.017%, 9/1/37 1                                      2,917,272       2,012,918
-----------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg. Pass-Through Certificates,,
Series 2007-HY5, Cl. 3A2, 6.216%, 9/1/37 1                                      7,243,281       4,997,864
-----------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-3, Asset-Backed Pass-Through
Certificates, Series 2005-3, Cl. 2A4, 5.201%, 8/1/35 1                         22,339,454      19,825,692

                     25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                                 AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
RESIDENTIAL Continued
Citigroup Mortgage Loan Trust, Inc., 2006-AR2, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl.1A2, 5.527%, 3/1/36 1                    $ 25,881,505   $ 24,843,467
--------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate Mtg. Investment
Conduit Pass-ThroughCertificates, Series 2006-A1, Cl. 2A1, 5.25%, 3/1/21      6,907,039      6,844,604
--------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                       7,107,576      6,303,385
--------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates,
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                       1,326,974      1,278,413
--------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates:
Series 2005-31, Cl. 2A4, 5.496%, 1/1/36 1                                     3,895,369      3,605,371
Series 2007-HY3, Cl. 1A1, 5.714%, 6/1/47 1                                   10,207,417      9,435,481
--------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2007-AR1, Mgt. Pass-Through Certificates,
Series 2007-AR1, Cl. 2A1, 5.999%, 3/1/37 1                                   33,869,426     32,255,169
--------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates,
Series 2007-AR1, Cl. 4A1, 5.834%, 3/1/37 1                                   10,931,566     10,063,195
--------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates,
Series 2007-A1, Cl. 7A1, 5.301%, 7/1/35 1                                    17,621,933     16,256,234
--------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 6.085%, 10/25/36 1                     15,144,158     14,529,108
--------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg. Pass-Through
Certificates, Series 2007-3, Cl. 1A1, 5.861%, 9/1/37 1,5                      9,547,281      9,260,863
--------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A5, 6%, 9/25/36                                       13,494,515     13,182,214
Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                        3,969,583      3,943,665
--------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                         2,686,002      2,688,545
--------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                                      5,304,996      5,094,068
--------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A14, Mtg. Pass-Through
Certificates, Series 2005-A14, Cl. A1, 5.50%, 12/1/35                         9,429,000      7,914,028
--------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                       208,714        208,303
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                            385,514        387,413
--------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                          2,407,000      2,445,531
--------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1995-3, Cl. 1IO, 7.159%, 9/15/25 8                                    32,189,848        201,090
Series 1992-2, Cl. IO, 15.875%, 9/15/22 8                                    14,126,168        292,746
Series 1995-2B, Cl. 2IO, 13.348%, 6/15/25 8                                     979,668         15,031
--------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR14, Cl. 1A1, 5.056%, 12/1/35 1      12,006,415     11,684,169

                     26 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                   PRINCIPAL
                                                                                      AMOUNT                VALUE
-------------------------------------------------------------------------------------------------------------------
RESIDENTIAL Continued
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 4A1, 5.497%, 9/25/36 1      $     30,285,601      $    28,787,254
-------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR12, Cl. 2A6, 4.329%, 7/1/35 1             6,470,758            5,992,114
-------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 4.943%, 10/1/35 1            8,118,997            8,234,510
-------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-12 Trust, Mtg.
Pass-Through Certificates, Series 2006-12, Cl. A1, 6%, 10/25/36                    5,895,263            5,903,519
-------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR10, Cl. 5A3, 5.597%, 7/1/36 1             4,861,496            4,713,551
-------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-A R8, Cl. 2A1, 5.241%, 4/1/36 1             7,352,681            7,242,482
                                                                                                  -----------------
                                                                                                      320,293,589
                                                                                                  -----------------
Total Mortgage-Backed Obligations (Cost $2,539,926,008)                                             2,574,833,658

-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 2.7%
-------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.375%, 4/15/09                                                                   26,370,000           26,675,444
4.625%, 10/25/12 11                                                               63,280,000           67,230,634
5.25%, 5/21/09                                                                    25,770,000           26,640,150
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.75%, 4/11/11 11                                                                 23,450,000           23,479,430
3.25%, 4/9/13 11                                                                  61,875,000           61,898,760
5.50%, 3/15/11                                                                    14,995,000           16,163,200
-------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 6.135%, 1/15/21 12       53,130,000           30,029,289
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 4.955%,  2/15/16 7,11,12                             23,896,000           18,368,329
                                                                                                  -----------------
Total U.S. Government Obligations (Cost $256,791,214)                                                 270,485,236

-------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -- 27.1%
-------------------------------------------------------------------------------------------------------------------
ARGENTINA -- 0.6%
Argentina (Republic of) Bonds:
3.092%, 8/3/12 1                                                                  29,085,001           24,724,287
7%, 10/3/15                                                                        5,800,000            4,413,800
Series GDP, 0.971%, 12/15/35 1                                                    23,710,000            2,857,055
Series V, 7%, 3/28/11                                                             14,317,000           12,960,864
Series VII, 7%, 9/12/13                                                            9,540,000            7,815,249
-------------------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 2                           6,770,000            6,617,675
                                                                                                  -----------------
                                                                                                       59,388,930

-------------------------------------------------------------------------------------------------------------------
AUSTRALIA -- 0.9%
New South Wales Treasury Corp. Bonds, Series 10RG, 7%, 12/1/10                     1,505,000 AUD        1,381,773
-------------------------------------------------------------------------------------------------------------------
New South Wales Treasury Corp. Sr. Unsec. Nts., 6%, 10/1/09                       92,295,000 AUD       83,254,356

                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------
AUSTRALIA Continued
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09         4,530,000 AUD   $   4,094,413
                                                                                       ---------------
                                                                                          88,730,542

------------------------------------------------------------------------------------------------------
AUSTRIA -- 0.2%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%, 9/15/16       14,571,000 EUR      22,954,369
------------------------------------------------------------------------------------------------------
BELGIUM -- 0.2%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35                    13,505,000 EUR      21,990,159
------------------------------------------------------------------------------------------------------
BRAZIL -- 2.3%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                           23,215,000          23,725,730
8%, 1/15/18                                                           36,080,000          40,499,800
8.75%, 2/4/25                                                          1,815,000           2,227,913
8.875%, 10/14/19                                                      21,300,000          26,358,750
10.50%, 7/14/14                                                       17,798,000          22,647,955
------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts.:
7.875%, 3/7/15                                                         7,950,000           9,003,375
10%, 1/10/10                                                          58,026,000 BRR      31,462,027
10%, 1/1/12                                                           29,874,000 BRR      15,852,441
10%, 1/1/17                                                           58,901,000 BRR      28,890,257
------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Treasury Bills, 10.697%, 7/1/08 12       53,780,000 BRR      29,831,457
                                                                                       ---------------
                                                                                         230,499,705

------------------------------------------------------------------------------------------------------
BULGARIA -- 0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                         7,080,000           8,301,300
8.25%, 1/15/15 2                                                       6,790,000           7,961,275
                                                                                       ---------------
                                                                                          16,262,575

------------------------------------------------------------------------------------------------------
CANADA -- 1.0%
Canada (Government of) Nts.:
3.75%, 6/1/12                                                         49,240,000 CAD      49,554,211
4.25%, 12/1/09                                                        48,210,000 CAD      48,231,135
                                                                                       ---------------
                                                                                          97,785,346

------------------------------------------------------------------------------------------------------
COLOMBIA -- 0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28 2                 9,427,000,000 COP       4,393,774
------------------------------------------------------------------------------------------------------
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                       10,402,000          11,182,150
10.75%, 1/15/13                                                        8,000,000           9,928,000
12%, 10/22/15                                                     14,703,000,000 COP       8,420,119
------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10                        5,175,000,000 COP       2,875,121
------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                   4,010,000           4,683,680
------------------------------------------------------------------------------------------------------
EEB International Ltd. Sr. Unsec. Bonds, 8.75%, 10/31/14 2             8,730,000           9,035,550
                                                                                       ---------------
                                                                                          50,518,394

                     28 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                           PRINCIPAL
                                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------
COSTA RICA -- 0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                  $   5,424,000       $   7,057,980
----------------------------------------------------------------------------------------------------------
DENMARK -- 0.2%
Denmark (Kingdom of) Bonds:
4%, 11/15/10                                                              26,605,000 DKK       5,654,523
4%, 11/15/15                                                              19,370,000 DKK       4,086,917
7%, 11/10/24 13                                                            7,025,000 DKK       1,917,478
----------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08                                    28,015,000 DKK       5,924,644
                                                                                           ---------------
                                                                                              17,583,562

----------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC -- 0.0%
Dominican Republic Unsec. Unsub. Bonds, Series REGS, 9.04%, 1/23/18        2,626,423           2,797,141
----------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub. Nts., Series REGS, 9.50%, 9/27/11 5       1,344,859           1,415,465
                                                                                           ---------------
                                                                                               4,212,606

----------------------------------------------------------------------------------------------------------
EGYPT -- 0.1%
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12 2        31,310,000 EGP       5,876,102
----------------------------------------------------------------------------------------------------------
EL SALVADOR -- 0.2%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                                          4,802,000           5,234,180
7.65%, 6/15/35 2                                                          10,425,000          11,102,625
                                                                                           ---------------
                                                                                              16,336,805

----------------------------------------------------------------------------------------------------------
FRANCE -- 3.1%
France (Government of) Obligations Assimilables du Tresor Bonds:
3.25%, 4/25/16                                                            58,795,000 EUR      88,098,749
4%, 10/25/38                                                              44,370,000 EUR      62,732,053
----------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
3.75%, 1/12/13                                                            71,110,000 EUR     112,058,789
4.50%, 7/12/12                                                            28,165,000 EUR      45,719,824
                                                                                           ---------------
                                                                                             308,609,415

----------------------------------------------------------------------------------------------------------
GERMANY -- 3.0%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13                                                  69,200,000 EUR     109,938,207
Series 05, 4%, 1/4/37                                                    114,260,000 EUR     164,555,073
Series 07, 4.25%, 7/4/17                                                  14,600,000 EUR      23,682,675
                                                                                           ---------------
                                                                                             298,175,955

----------------------------------------------------------------------------------------------------------
GHANA -- 0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17 2                                9,290,000           9,754,500
----------------------------------------------------------------------------------------------------------
GREECE -- 0.5%
Greece (Republic of) Bonds, 4.60%, 5/20/13                                31,430,000 EUR      50,623,880

                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------
GUATEMALA -- 0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                               $       3,052,000         $     3,549,476
10.25%, 11/8/11                                                                         3,208,000               3,730,904
                                                                                                          -----------------
                                                                                                                7,280,380

---------------------------------------------------------------------------------------------------------------------------
INDONESIA -- 0.5%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                                       22,015,000              23,170,788
6.90%, 1/17/18 2                                                                       12,160,000              12,817,892
7.25%, 4/20/15 2                                                                       11,655,000              12,470,850
---------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 2                                  6,210,000               7,001,775
                                                                                                          -----------------
                                                                                                               55,461,305

---------------------------------------------------------------------------------------------------------------------------
ISRAEL -- 0.5%
Israel (State of) Bonds:
5.50%, 2/28/17                                                                        107,110,000 ILS          29,922,697
Series 2682, 7.50%, 3/31/14                                                            68,180,000 ILS          21,483,464
                                                                                                          -----------------
                                                                                                               51,406,161

---------------------------------------------------------------------------------------------------------------------------
ITALY -- 0.6%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4.20%, 7/1/09 1           41,195,000 EUR          65,140,273

---------------------------------------------------------------------------------------------------------------------------
JAPAN -- 2.6%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09                                                  10,059,000,000 JPY         101,111,215
10 yr., Series 245, 0.90%, 12/20/12 14                                              4,692,000,000 JPY          47,413,300
10 yr., Series 288, 1.70%, 9/20/17                                                  4,144,000,000 JPY          43,376,056
30 yr., Series 25, 2.30%, 12/20/36                                                  6,752,000,000 JPY          66,585,233
                                                                                                          -----------------
                                                                                                              258,485,804

---------------------------------------------------------------------------------------------------------------------------
MALAYSIA -- 0.3%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 5                   59,778,000 MYR          22,520,710
---------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15                            27,925,000 MYR           9,263,225
                                                                                                          -----------------
                                                                                                               31,783,935

---------------------------------------------------------------------------------------------------------------------------
MEXICO -- 0.9%
Mexican Williams Sr. Nts., 5.488%, 11/15/08 1,5                                         1,500,000               1,512,300
---------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
Series M7, 8%, 12/24/08 1                                                             634,570,000 MXN          59,857,163
Series MI10, 8%, 12/19/13                                                             319,920,000 MXN          30,916,968
                                                                                                          -----------------
                                                                                                               92,286,431

---------------------------------------------------------------------------------------------------------------------------
NIGERIA -- 0.8%

Nigeria (Federal Republic of) Nts., Series 3Y2S, 12.50%, 2/24/09                      212,600,000 NGN           1,857,855
---------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                1,402,243               1,459,410

                     30 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                        PRINCIPAL
                                                                                           AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------
NIGERIA Continued
Nigeria (Federal Republic of) Treasury Bills, Series 364, 9.13%, 2/5/09 12            791,000,000 NGN     $     6,240,025
---------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 3Y, 9.23%, 5/25/12                                                           1,559,500,000 NGN          13,088,530
Series 3Y, 12.50%, 7/31/09                                                            378,800,000 NGN           3,365,242
Series 3Y1S, 15%, 1/27/09                                                             294,000,000 NGN           2,611,882
Series 5 yr., 9.50%, 2/23/12                                                          697,500,000 NGN           5,925,458
Series 5Y, 9.50%, 8/31/12                                                           1,552,000,000 NGN          13,151,531
Series 5Y13, 12.99%, 9/29/11                                                          524,300,000 NGN           5,027,350
Series 7Y16, 11.99%, 12/22/13                                                         857,700,000 NGN           7,876,201
Series 7YR, 12.74%, 10/27/13                                                          341,700,000 NGN           3,210,780
Series 10 yr., 9.35%, 8/31/17                                                       1,487,100,000 NGN          11,731,404
Series 364, 9.163%, 1/8/09 12                                                       1,212,200,000 NGN           9,628,015
                                                                                                          -----------------
                                                                                                               85,173,683

---------------------------------------------------------------------------------------------------------------------------
PANAMA -- 0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                         10,705,000              10,945,863
7.25%, 3/15/15                                                                         26,685,000              29,353,500
8.875%, 9/30/27                                                                         4,925,000               6,279,375
9.375%, 4/1/29                                                                          5,500,000               7,260,000
                                                                                                          -----------------
                                                                                                               53,838,738

---------------------------------------------------------------------------------------------------------------------------
PERU -- 2.0%
Peru (Republic of) Bonds:
7.84%, 8/12/20                                                                         61,210,000 PEN          24,425,174
9.91%, 5/5/15                                                                          66,044,000 PEN          29,312,044
Series 7, 8.60%, 8/12/17                                                               59,542,000 PEN          24,997,019
Series 8-1, 12.25%, 8/10/11                                                            83,770,000 PEN          36,875,420
---------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Certificate of Deposit:
5.364%, 4/11/08 12                                                                     39,133,000 PEN          14,229,710
5.50%, 5/2/08 5,12                                                                     51,311,000 PEN          18,274,337
5.502%, 4/3/08 12                                                                       9,240,000 PEN           3,355,260
5.516%, 5/16/08 12                                                                     18,510,000 PEN           6,695,135
5.719%, 11/6/08 12                                                                     28,450,000 PEN          10,007,730
5.818%, 1/5/09 12                                                                      67,130,000 PEN          23,383,087
---------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.54%, 2/28/16 12                                         14,029,647               9,412,490
                                                                                                          -----------------
                                                                                                              200,967,406

---------------------------------------------------------------------------------------------------------------------------
PHILIPPINES -- 0.4%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                                            25,470,000              29,163,150
8.375%, 2/15/11                                                                         5,050,000               5,555,000
---------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                                          7,539,000               8,452,727
9%, 2/15/13                                                                               930,000               1,091,634
                                                                                                          -----------------
                                                                                                               44,262,511

                     31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------
POLAND -- 0.2%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13                                                            38,810,000 PLZ     $    16,572,085
Series WS0922, 5.75%, 9/23/22                                                           8,880,000 PLZ           3,903,034
                                                                                                          -----------------
                                                                                                               20,475,119

---------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS -- 0.4%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11                                        16,080,000 EUR          26,379,009
---------------------------------------------------------------------------------------------------------------------------
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17                                       7,875,000 EUR          12,839,976
                                                                                                          -----------------
                                                                                                               39,218,985

---------------------------------------------------------------------------------------------------------------------------
TURKEY -- 1.6%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                                          11,135,000              11,107,163
7%, 9/26/16                                                                            26,490,000              27,019,800
---------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                         14,055,000              14,863,163
14%, 1/19/11 1                                                                         38,490,000 TRY          26,776,844
15.861%, 10/7/09 12                                                                    46,140,000 TRY          26,698,126
16%, 3/7/12 1                                                                          59,465,000 TRY          41,861,992
18.163%, 8/13/08 12                                                                    18,130,000 TRY          12,797,500
                                                                                                          -----------------
                                                                                                              161,124,588

---------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM -- 1.4%
United Kingdom Treasury Bonds:
5.75%, 12/7/09 15                                                                      39,915,000 GBP          81,659,117
6%, 12/7/28                                                                            25,195,000 GBP          59,391,786
                                                                                                          -----------------
                                                                                                              141,050,903

---------------------------------------------------------------------------------------------------------------------------
URUGUAY -- 0.5%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27                                                                         167,100,000 UYU           8,659,639
7.625%, 3/21/36                                                                         8,155,000               8,297,713
---------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18                                                                           232,960,000 UYU          14,039,146
8%, 11/18/22                                                                           19,500,000              20,962,500
                                                                                                          -----------------
                                                                                                               51,958,998

---------------------------------------------------------------------------------------------------------------------------
VENEZUELA -- 0.6%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27                                          36,850,000              35,099,625
---------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts., 10.75%, 9/19/13                                          12,320,000              12,597,200
---------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25                                   15,755,000              12,712,316
                                                                                                          -----------------
                                                                                                               60,409,141
                                                                                                          -----------------
Total Foreign Government Obligations (Cost $ 2,569,096,826)                                                 2,726,685,186

                     32 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                        PRINCIPAL
                                                                                           AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS -- 1.3%
---------------------------------------------------------------------------------------------------------------------------

Bayerische Hypo- und Vereinsbank AG for the City of Kiev, Ukraine
Loan Participation Nts., 8.625%, 7/15/11 5                                      $      20,560,000         $    21,592,564
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank of Ukraine
Loan Participation Nts., 8.40%, 2/9/16                                                 13,130,000              12,736,100
---------------------------------------------------------------------------------------------------------------------------
Dali Capital plc/Bank of Moscow Loan Participation Nts.,
Series 28, Tranche 1, 7.25%, 11/25/09                                                 136,600,000 RUR           5,860,178
---------------------------------------------------------------------------------------------------------------------------
Dali Capital SA (ROSBANK) Loan Participation Nts.,
Series 23, Tranche 1, 8%, 9/30/09                                                     134,000,000 RUR           5,509,111
---------------------------------------------------------------------------------------------------------------------------
Gaz Capital SA Sr. Unsec. Loan Participation Nts., 7.288%, 8/16/37 2                   41,570,000              38,580,701
---------------------------------------------------------------------------------------------------------------------------
Gazprom International SA Unsec. Loan Participation Nts., 7.201%, 2/1/20 2               4,879,802               4,989,597
---------------------------------------------------------------------------------------------------------------------------
VTB Capital SA Loan Participation Nts., 6.315%, 2/4/15 1                               41,305,000              41,751,920
                                                                                                          -----------------
Total Loan Participations (Cost $ 132,399,154)                                                                131,020,171

---------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 17.0%
---------------------------------------------------------------------------------------------------------------------------

Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 5                                        645,000                 528,900
---------------------------------------------------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 2                             3,594,000               3,459,225
---------------------------------------------------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 2                                               4,230,000               4,235,271
---------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 5                             1,717,608               1,726,196
---------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                          6,255,000               5,995,130
---------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                     4,496,000               4,428,560
---------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16 5                                4,510,000               4,408,525
---------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14               7,005,000               6,926,194
---------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                  12,160,000              13,059,232
8.875% Nts., 11/17/14 2                                                                 7,235,000               7,770,028
---------------------------------------------------------------------------------------------------------------------------
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17 2                           15,650,000 BRR           7,692,554
---------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                1,890,000               1,611,225
---------------------------------------------------------------------------------------------------------------------------
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                       33,200,000 MXN           3,063,967
---------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                    1,050,000                 698,250
8.875% Sr. Unsec. Sub. Nts., 1/15/11 5                                                     38,178                  25,388
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                           5,200,000               3,510,000
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09 2                                           189,072                 126,678
---------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 3,4,5                   3,462,000                      --
---------------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                          890,000                 914,475
7.50% Sr. Nts., 5/1/12                                                                  6,580,000               6,760,950
---------------------------------------------------------------------------------------------------------------------------
Ashtead Capital, Inc., 9% Nts., 8/15/16 2                                               1,725,000               1,405,875
---------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3,4,5                                  11,587,000                      --
---------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                            4,835,000               4,943,788
---------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 2                             20,167,408              20,167,408

                     33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------------------------------------------------------

Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub. Nts., 5/15/14              $       5,135,000         $     4,454,613
---------------------------------------------------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                                         5,800,000 EUR           8,926,402
---------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14                          12,090,000 EUR          18,839,755
---------------------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 2                                                    17,395,000              17,395,000
---------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 1,2                                 5,425,000               5,425,000
---------------------------------------------------------------------------------------------------------------------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 2                                  7,600,000               6,821,000
---------------------------------------------------------------------------------------------------------------------------
Banco Invex SA, 25.672% Mtg. Backed Certificates, Series 062U, 3/13/34 1,16            18,079,316 MXN           7,053,253
---------------------------------------------------------------------------------------------------------------------------
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                                          43,455,000 EUR          67,008,418
4.50% Sr. Sec. Nts., 7/13/21                                                           25,580,000 EUR          37,753,731
---------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 17                                           17,640,000              14,119,056
---------------------------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc., 9.875% Sr. Unsec. Nts., 11/1/15 2                                  3,580,000               3,651,600
---------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                       2,280,000               2,342,700
---------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                             7,865,000               6,901,538
---------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 2,17                               17,200,000              15,946,842
---------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                  7,710,000               7,594,350
---------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC/CCH I Holdings Capital Corp., 11% Sr. Sec. Nts., 10/1/15             5,500,000               3,850,000
---------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 2                                              3,300,000               2,788,500
---------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 3,4,5                       21,747,000                      --
---------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                            3,285,000               3,088,935
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                                9,590,000               9,542,050
---------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                            2,360,000               2,312,800
---------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 18                              5,045,000               4,565,725
---------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                                   12,240,000              11,138,400
---------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 10.50% Sr. Unsec. Sub. Nts., 6/1/17                              7,515,000               3,344,175
---------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 6.792% Sec. Nts., Series 2005-93, 12/20/10 1,5                            6,700,000               5,782,100
---------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                                                           4,495,000               4,562,425
8.375% Sr. Nts., 12/15/14                                                               2,510,000               2,597,850
---------------------------------------------------------------------------------------------------------------------------
Coriolanus Ltd.:
3.359% Sec. Nts., 12/31/17 5,12                                                        68,800,000 BRR          27,407,078
10.62% Sec. Nts., 8/10/10                                                               9,200,000               6,628,600
---------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                     3,140,000               3,092,900
7.50% Sr. Nts., 5/1/11                                                                  1,855,000               1,882,825
---------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 3.345% Unsec. Unsub. Nts, 5/5/08 1                         3,085,000               3,065,052
---------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08                            22,960,000              22,517,607
---------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                          6,625,000               6,840,313
---------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13                                           8,325,000               8,116,875

                     34 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                        PRINCIPAL
                                                                                           AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------------------------------------------------------

Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                        $       1,912,000         $     1,668,220
---------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                     1,385,000               1,333,063
8.625% Sr. Sub. Nts., 12/15/12                                                          4,055,000               4,146,238
---------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                        9,071,000              10,946,366
---------------------------------------------------------------------------------------------------------------------------
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15                                  3,035,000               3,118,463
---------------------------------------------------------------------------------------------------------------------------
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16                                              2,660,000 EUR           4,053,202
---------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                 2,609,000               2,550,298
9.875% Sr. Sub. Nts., 8/15/13                                                           4,627,000               4,037,058
---------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 18                                                    2,460,000               1,783,500
8% Unsec. Nts., 11/15/13                                                                2,005,000               1,473,675
---------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                                           2,005,000               2,010,013
---------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                 1,991,000               1,742,125
8.875% Sr. Unsec. Nts., 3/15/11                                                           641,000                 522,415
---------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 5                                         2,814,000               2,124,570
---------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                 3,955,000               3,885,788
7.625% Sr. Sub. Nts., 2/1/18                                                            1,160,000               1,165,800
---------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                         980,000                 980,000
---------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11                                     5,420,000               5,216,750
---------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                                      6,880,000               6,880,000
---------------------------------------------------------------------------------------------------------------------------
Eirles Two Ltd.:
6.482% Sec. Nts., Series 335, 4/30/12 1,5                                              16,700,000              12,733,750
8.279% Sec. Nts., Series 324, 4/30/12 1,5                                              14,300,000              10,582,000
---------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 2                                   8,680,000 BRR           5,441,386
---------------------------------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                              2,620,000               2,502,100
---------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub.
 Nts., 3/1/14                                                                           1,925,000               1,708,438
---------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 8.375% Jr. Sub. Nts., 8/1/66 1                        8,610,000               8,395,404
---------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09 3,4,5                                                         2,196,821 EUR                  --
10.75% Sr. Unsec. Sub. Nts., 12/15/09 3,4,5                                             6,378,763                      --
---------------------------------------------------------------------------------------------------------------------------
Exsportfinans ASA, 3.50% Nts., 2/11/11 1                                               50,480,000 EUR          77,377,563
---------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18                                5,050,000               4,873,250
---------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                             4,224,000               4,160,640
---------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/20/12                                   7,950,000               8,204,082
---------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                4,515,000               4,661,738
---------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                           9,380,000               9,977,975

                     35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------------------------------------------------------

Fresenius Medical Care Capital Trust IV,
7.875% Sr. Sub. Nts., 6/15/11                                                   $       2,650,000         $     2,762,625
---------------------------------------------------------------------------------------------------------------------------
GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12                                                75,000                  79,688
---------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                    700,000                 612,500
8% Sr. Nts., 11/15/13                                                                   1,200,000               1,119,000
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                      4,985,000               3,580,322
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                           9,435,000               8,193,646
---------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                    2,800,000               2,880,500
9% Sr. Unsec. Nts., 7/1/15                                                              1,790,000               1,901,875
---------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14                       6,510,000               5,500,950
---------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp., 8.50% Sr. Nts., 8/15/11                          6,965,000               6,877,938
---------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 2                                    3,435,000               3,143,025
---------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                  3,130,000               2,957,850
---------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                           1,900,000               1,577,000
---------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 10.75% Sr. Unsec. Nts., 2/1/16 2                          6,145,000               5,207,888
---------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 2,17                                   16,300,000              11,707,084
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                         9,400,000               8,001,750
---------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                                      4,420,000               4,663,100
---------------------------------------------------------------------------------------------------------------------------
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts., 1/15/16 2                    4,475,000               4,497,375
---------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                          1,110,000               1,057,275
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                     4,375,000               4,117,969
---------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                    4,550,000               4,254,250
---------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
10.221% Sr. Unsec. Nts., 7/8/09 12                                                     17,190,000              15,703,065
12.045% Sr. Unsec. Nts., 1/12/10 12                                                    22,570,000              17,469,180
12.895% Sr. Unsec. Nts., 3/9/09 12                                                     17,190,000              14,869,350
---------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                 13,800,000              11,210,568
---------------------------------------------------------------------------------------------------------------------------
HSBK Europe BV, 7.25% Unsec. Unsub. Nts., 5/3/17 2                                      3,440,000               2,992,800
---------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15 5                                                       1,911,000               1,987,440
7.875% Sr. Unsec. Sub. Nts., 11/15/14 5                                                   915,000                 974,475
---------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                         805,000                 861,350
11.625% Sr. Unsec. Nts., 10/15/10                                                          79,000                  83,740
---------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 1,2                                                              18,530,000              15,967,097
6.625% Nts., 10/3/12 2                                                                 17,600,000              17,594,597
---------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                              5,090,000               3,321,225

                     36 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                        PRINCIPAL
                                                                                           AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------------------------------------------------------

IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 5                             $      18,149,619         $    20,282,199
---------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1                                                                   7,510,000 BRR           4,364,463
9.891% Nts., 1/25/12 1,5                                                            5,369,714,366 COP           3,164,548
---------------------------------------------------------------------------------------------------------------------------
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                                 2,560,000               2,630,400
---------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14 5                          1,905,000               1,700,213
---------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                4,455,000               4,521,825
---------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 2                                                              4,195,000               4,341,825
8.80% Sr. Nts., 1/30/17 2                                                               5,240,000               5,475,800
---------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                            7,740,000               5,553,450
---------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                           2,715,000               2,920,911
---------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 3.35% Sr. Unsec. Nts., 3/16/09 1                                 3,320,000               2,961,951
---------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17                                        4,125,000               3,630,000
---------------------------------------------------------------------------------------------------------------------------
JPMorgan, Red Square Capital Ltd.,
9% Collaterlized Debt Obligation Nts., 11/20/08 2                                     217,000,000 RUR           8,873,446
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35 5                                                             22,241,591 MXN           2,077,171
20.368% Mtg. Backed Certificates, Series 06U, 9/25/35 1                                13,343,955 MXN           5,484,884
---------------------------------------------------------------------------------------------------------------------------
JSC Astana Finance, 9.16% Nts., 3/14/12 5                                              26,000,000              23,826,281
---------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                     1,240,000                 663,400
8.875% Sr. Sub. Nts., 4/1/12                                                            2,195,000               1,229,200
---------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                         2,225,000               2,269,500
---------------------------------------------------------------------------------------------------------------------------
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                                                 2,724,000               2,744,430
---------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc., 8.375% Sr. Nts., 12/1/14 2                                   4,385,000               4,395,963
---------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                        8,519,000               8,722,093
---------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 5                                1,340,000               1,413,700
---------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 2                            6,585,000               6,799,013
---------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                           4,267,000               4,106,988
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                    1,900,000               1,862,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                         2,420,000               2,377,650
7.625% Sr. Sub. Nts., 6/15/12                                                             600,000                 617,250
---------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                    4,277,000               3,785,145
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                      1,800,000               1,719,000
---------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16                                   10,115,000               8,686,256
---------------------------------------------------------------------------------------------------------------------------
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                  2,970,000               2,717,550
---------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                               5,660,000               5,667,075
---------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                      3,433,000               3,201,273

                     37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------------------------------------------------------

Majapahit Holding BV:
7.25% Nts., 10/17/11 2                                                          $       7,460,000         $     7,478,650
7.75% Nts., 10/17/16 2                                                                 10,065,000               9,964,350
---------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 18                               7,225,000               5,436,813
---------------------------------------------------------------------------------------------------------------------------
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15 2                            6,670,000               5,902,950
---------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                            2,400,000               1,128,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                    6,555,000               3,228,338
---------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                         4,045,000               3,539,375
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                     4,580,000               4,614,350
---------------------------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 2                                          5,365,000               4,989,450
---------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 9.125% Sr. Unsec. Nts., 5/1/31                            900,000                 821,250
---------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                    2,185,000               2,004,738
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                    2,540,000               2,057,400
8% Sr. Sub. Nts., 4/1/12                                                                3,250,000               2,990,000
---------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 11.50% Sr. Unsec. Sub. Nts., 12/1/16             7,540,000               5,777,525
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.25% Sr. Nts., 3/23/17 5                                              15,216,000 PEN           5,012,916
---------------------------------------------------------------------------------------------------------------------------
Mosaic Co.:
7.375% Sr. Nts., 12/1/14 5                                                              3,415,000               3,671,125
7.625% Sr. Nts., 12/1/16 2                                                              2,880,000               3,110,400
---------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 2                                                 8,590,000               8,084,564
---------------------------------------------------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16                                                  421,000,000 PHP           9,534,738
6.875% Nts., 11/2/16 2                                                                  5,440,000               5,508,000
9.625% Unsec. Bonds, 5/15/28                                                           12,365,000              14,792,250
---------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                                                1,945,000               1,429,575
---------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                           4,525,000               4,479,750
---------------------------------------------------------------------------------------------------------------------------
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                                                4,200,000               4,284,000
---------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                         30,510,000              23,508,779
---------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 10% Sr. Unsec. Nts., 8/1/14                                        7,605,000               7,605,000
---------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.,
0%/12.50% Sr. Unsec. Sub. Disc. Nts., 8/1/16 18                                         5,645,000               3,598,688
---------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                      2,720,000               2,026,400
---------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 3,4,5                      2,121,834                      --
---------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 1                                         4,105,000               3,653,450
---------------------------------------------------------------------------------------------------------------------------
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14 18                                5,410,000               2,650,900
---------------------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                 5,605,000               5,044,500
---------------------------------------------------------------------------------------------------------------------------
NXP BV/NXP Funding LLC, 9.50% Sr. Unsec. Unsub. Nts., 10/15/15                          4,825,000               3,980,625
---------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27 5                                   3,610,000               3,068,500

                     38 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                        PRINCIPAL
                                                                                           AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------------------------------------------------------

Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                   $       1,360,000         $     1,220,600
6.875% Sr. Sub. Nts., 12/15/15                                                          1,700,000               1,487,500
---------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 3,4,5                     5,010,000                      --
---------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 4,5                 12,879,000                     129
---------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
6.25% Sr. Unsec. Nts., 9/15/15                                                            670,000                 667,294
---------------------------------------------------------------------------------------------------------------------------
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26 5                                   9,240,000               8,500,800
---------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                          11,305,000              10,654,963
---------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                         8,855,000               9,032,100
---------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                      1,745,000               1,592,313
6.875% Sr. Sub. Nts., 12/1/11                                                             100,000                  94,500
---------------------------------------------------------------------------------------------------------------------------
Petrobras International Finance Co., 5.785% Sr. Unsec. Nts., 3/1/18                    25,590,000              24,768,561
---------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 2                   22,621,102              22,712,514
---------------------------------------------------------------------------------------------------------------------------
Piazza Vittoria Finance SrL, 6.033% Asset-Backed Nts., 7/20/10 1,5                      4,502,455 EUR           7,108,279
---------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                       5,750,000               5,448,125
---------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
10.625% Sr. Sub. Nts., 4/1/17                                                           6,531,000               5,584,005
---------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 2                                   2,214,000               2,346,840
---------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 3,4,5                                       10,850,000                      --
---------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375% Sr. Unsec. Nts., 7/15/14                              3,230,000               3,375,350
---------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 3,4,5                                     6,650,000 EUR                  --
---------------------------------------------------------------------------------------------------------------------------
PTS Acquisition, 9.50% Sr. Unsec. Nts., 4/15/15 19                                      5,180,000               4,221,700
---------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 2,4                               3,515,000               1,687,200
---------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                               4,720,000               4,578,400
---------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                       2,640,000               2,138,400
---------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                                        10,690,000              10,957,250
---------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                              8,460,000               5,202,900
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                             10,645,000               6,546,675
6.875% Sr. Nts., 1/15/13                                                                5,590,000               3,437,850
---------------------------------------------------------------------------------------------------------------------------
Rabobank Nederland, 3% Nts., 3/11/11 1,5                                               39,030,000              38,834,850
---------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                          3,292,000               2,658,290
---------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                                 1,785,000               1,834,088
---------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                             480,000                 472,800
7.375% Sr. Sub. Nts., 7/15/13                                                              75,000                  76,500
7.50% Sr. Sub. Nts., 5/15/16                                                            2,015,000               2,075,450
---------------------------------------------------------------------------------------------------------------------------
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16                         2,230,000               1,940,100

                     39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------------------------------------------------------

ReAble Therapeutics Finance LLC, 10.875% Sr. Unsec. Nts., 11/15/14 2            $       4,675,000         $     4,406,188
---------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 4,5,19                                      8,836,185                      --
---------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                       1,700,000               1,581,000
---------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                    8,170,000               8,697,913
---------------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 2                  6,180,000               6,311,325
---------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10 5                                         5,668,000               5,852,210
---------------------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                                           4,580,000               4,442,600
7.50% Sr. Sec. Nts., 11/30/16                                                           6,630,000               6,431,100
---------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 8.044% Sec. Nts.,
Series 2006-003, Tranche E, 7/20/11 1                                                   5,000,000               4,600,000
---------------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                                         3,360,000               3,368,400
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                                   3,525,000               3,278,250
---------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                               5,145,000               4,090,275
---------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                              4,870,000               4,815,213
---------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                4,345,000               4,213,216
---------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                        5,199,000               5,263,988
---------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                               11,075,000               9,094,236
---------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                                 1,300,000               1,326,000
---------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18 2                                       1,965,000               2,043,600
---------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                               4,712,000               3,990,541
---------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                      5,760,000               3,484,800
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                     1,070,000                 628,625
---------------------------------------------------------------------------------------------------------------------------
Stena AB, 7.50% Sr. Unsec. Nts., 11/1/13 5                                                269,000                 266,646
---------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 2                                 21,925,200 PEN           8,450,261
---------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/08 3,4,5                                          5,135,000                      --
---------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 2                                            18,377,000              17,625,381
---------------------------------------------------------------------------------------------------------------------------
Tesoro Corp., 6.625% Sr. Unsec. Nts., 11/1/15                                           4,705,000               4,375,650
---------------------------------------------------------------------------------------------------------------------------
TGI International Ltd., 9.50% Nts., 10/3/17 2                                          16,200,000              16,807,500
---------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 18                            14,710,000               7,800,669
---------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                2,530,000               2,314,950
---------------------------------------------------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                                    4,600,000               3,933,000
---------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                              4,940,000               3,359,200
---------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                        12,630,000               9,977,700
---------------------------------------------------------------------------------------------------------------------------
Universal City Florida, 8.375% Sr. Unsec. Nts., 5/1/10 5                                  700,000                 689,500
---------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15 19                       1,980,000               1,989,900
---------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc., 9% Sr. Unsec. Nts., 8/15/12                                          4,905,000               4,905,000

                     40 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                           PRINCIPAL
                                                                              AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
-------------------------------------------------------------------------------------------------------

Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14 5                       $ 2,590,000    $   2,538,200
-------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc
Nts., 10/1/15 18                                                           6,560,000        5,051,200
-------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                  3,916,000        3,348,180
-------------------------------------------------------------------------------------------------------
Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14                   1,710,000        1,543,275
-------------------------------------------------------------------------------------------------------
Vitro SAB de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12                                      5,205,000        4,827,638
9.125% Sr. Unsec. Unsub. Nts., 2/1/17                                      8,840,000        7,381,400
-------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 2                                  6,690,000        6,196,613
-------------------------------------------------------------------------------------------------------
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14                   2,300,000        1,782,500
-------------------------------------------------------------------------------------------------------
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14                                2,425,000        2,182,500
-------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                                               410,000          202,950
10.75% Sr. Nts., 4/1/13                                                    2,855,000        1,498,875
-------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.125% Sr. Unsec. Nts., 3/15/12                       8,267,000        9,073,033
-------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                   1,100,000        1,097,250
-------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                      6,905,000        6,818,688
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                      4,460,000        4,404,250
-------------------------------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11                                       30,655,000 EUR   46,534,949
4% Sec. Mtg. Nts., Series 2, 9/27/16                                      24,915,000 EUR   35,284,417
-------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 18                   9,658,000        5,070,450
-------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14      8,895,000        8,605,913
                                                                                        ---------------
Total Corporate Bonds and Notes (Cost $1,820,065,512)                                   1,713,677,300

                                                                              SHARES
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.1%
-------------------------------------------------------------------------------------------------------

AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 3,5,19                  338,141               --
-------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. 3,5                                                        44,000               --
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 8.25% Non-Cum. Sub.,
Series S, Non-Vtg.                                                           373,405        8,980,390
-------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 3,5,19                       5,816               --
-------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 2              62,690        7,036,953
                                                                                        ---------------
Total Preferred Stocks (Cost $30,587,493)                                                  16,017,343

-------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 1.0%
-------------------------------------------------------------------------------------------------------

Arco Capital Corp. Ltd. 3,5,20                                             2,383,674       35,755,110
-------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                   220,818        8,457,329
-------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A                                                         703,547       13,606,599
-------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                             137,928       12,174,905
-------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. 3,5                                               32,791          245,933

                    41 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                  SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group, Inc. (The)                                                                    9,869      $    1,632,234
------------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 3                                                                  108,825             471,212
------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 3,5                                                                        799,833                  --
------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                            102,197           4,107,297
------------------------------------------------------------------------------------------------------------------------------
Revlon, Inc., Cl. A 3                                                                          3,667,531           3,594,180
------------------------------------------------------------------------------------------------------------------------------
Societe des Autoroutes Paris-Rhin-Rhone                                                           16,090           1,945,808
------------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., Liquidating Trust 3,5                                          7,998,920                  --
------------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                      182,343           7,940,701
------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                     214,905           7,833,287
                                                                                                              ----------------
Total Common Stocks (Cost $102,017,344)                                                                           97,764,595

                                                                                                   UNITS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
------------------------------------------------------------------------------------------------------------------------------

DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 3,5                                               800                  --
------------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. Wts., Exp. 2/28/11 3                                                   4,020               4,873
------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,5                                           4,610                  --
                                                                                                              ----------------
Total Rights, Warrants and Certificates (Cost $30,592)                                                                 4,873

                                                                                               PRINCIPAL
                                                                                                  AMOUNT
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES -- 11.9%
------------------------------------------------------------------------------------------------------------------------------

Aiolos Ltd. Catastrophe Linked Nts., 9.38%, 4/8/09 1,2                                         5,100,000 EUR       8,171,627
------------------------------------------------------------------------------------------------------------------------------
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 6.028%, 5/22/12 1,2                               2,512,000           2,542,270
------------------------------------------------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 11.593%, 6/1/09 1,2                         6,500,000           6,671,925
------------------------------------------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Linked Nts.:
6.115%, 6/13/08 1,5                                                                            2,750,000           2,748,075
7.09%, 8/31/09 1,5                                                                             3,950,000           4,005,695
------------------------------------------------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 5.446%, 5/19/09 1,5                               7,450,000           7,362,090
------------------------------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 17.396%, 1/7/09 1,2                          5,260,000           5,346,264
------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.407%, 1/5/10 12                    19,079,551 BRR       8,714,430
Colombia (Republic of) Credit Linked Bonds, 11%, 7/27/20                                   7,580,000,000 COP       4,003,100
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12                         4,498,269,508 COP       2,737,254
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12                            10,490,000,000 COP       6,383,299
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12                             8,514,000,000 COP       5,180,877
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12                             7,206,900,000 COP       4,385,490
Dominican Republic Credit Linked Bonds, 9.85%, 11/10/08 12                                    76,560,000 DOP       2,085,952
Dominican Republic Credit Linked Nts., 22%, 10/3/11                                          104,800,000 DOP       3,645,889
Dominican Republic Credit Linked Nts., 9.522%, 5/12/08 12                                     62,910,000 DOP       1,828,405
Dominican Republic Unsec. Credit Linked Nts., 12.047%, 2/23/09 12                            121,200,000 DOP       3,215,157
Dominican Republic Unsec. Credit Linked Nts., 13.182%, 2/23/09 12                            229,100,000 DOP       6,002,206
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12                                   174,700,000 DOP       5,000,866
Dominican Republic Unsec. Credit Linked Nts., 9.342%, 8/11/08 12                             152,200,000 DOP       4,286,472

                     42 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                   PRINCIPAL
                                                                                      AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------------

Citigroup Global Markets Holdings, Inc.: Continued
Dominican Republic Unsec. Credit Linked Nts.,
Series 007, 9.302%, 5/12/08 12                                                   136,200,000 DOP   $  3,958,494
Egypt (The Arab Republic of) Credit Linked Nts., 5.765%, 2/5/09 12                45,450,000 EGP      7,782,121
Egypt (The Arab Republic of) Credit Linked Nts., 6.089%, 3/5/09 12                32,610,000 EGP      5,549,850
Egypt (The Arab Republic of) Credit Linked Nts., 6.267%, 3/26/09 12               44,450,000 EGP      7,530,780
Egypt (The Arab Republic of) Credit Linked Nts., 6.641%, 2/19/09 12               45,040,000 EGP      7,688,524
Egypt (The Arab Republic of) Credit Linked Nts., 7.024%, 7/10/08 12               32,400,000 EGP      5,825,191
Egypt (The Arab Republic of) Credit Linked Nts., 7.981%, 4/2/09 10,12             20,590,000 EGP      3,483,133
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 6.529%, 3/26/09 12        44,560,000 EGP      7,549,416
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10 5                          10,330,000 GHS     10,503,082
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 1,2           1,846,000,000 NGN     17,830,343
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%,
4/4/11 5                                                                       1,342,000,000 NGN     13,009,599
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12 5                         15,090,868         14,185,416
Russian Federation Credit Linked Nts., 7.65%, 12/4/08 1,5                         78,340,000 RUR      3,275,788
Russian Federation Credit Linked Nts., Series 2, 7.50%, 12/4/08 1,5              195,600,000 RUR      8,179,015
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10                          6,780,000 UAH      1,447,730
Zimbabwe (Republic of) Credit Linked Nts., 10.076%, 11/26/08 12                4,570,000,000 ZMK      1,170,482
Zimbabwe (Republic of) Credit Linked Nts., 10.717%, 3/4/09 12                  9,715,000,000 ZMK      2,411,895
Zimbabwe (Republic of) Credit Linked Nts., 10.793%, 2/25/09 12                 9,715,000,000 ZMK      2,407,223
-----------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 1                         16,740,000 UAH      3,437,481
EES Total Return Linked Nts., 7.10%, 12/12/08 1,5                                136,800,000 RUR      5,758,137
Gazprom Total Return Linked Nts., 6.79%, 10/29/09                                271,550,000 RUR     11,766,182
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09                      266,360,000 RUR     11,376,926
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 5              71,300,000,000 IDR      8,174,985
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09 1,5                   242,139,000 RUR     10,264,166
Moitk Total Return Linked Nts., 9.014%, 3/26/11 1,5                              208,910,000 RUR      8,531,076
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 5             220,335,000 RUR     10,057,276
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 2               230,200,000 RUR     10,373,248
NAK Naftogaz of Ukraine Credit Linked Nts., 5%, 1/20/09                           14,720,000         14,475,648
Orenburgskaya IZHK Total Return Linked Nts., 9.24%, 2/21/12 1,5                  417,305,000 RUR     16,694,793
RuRail Total Return Linked Nts., 6.67%, 1/22/09 1,5                              189,120,000 RUR      8,085,130
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09         16,568,000 UAH      3,536,729
Vietnam Shipping Industry Group Total Return Linked Nts.,
10.50%, 1/19/17 5                                                             53,361,000,000 VND      3,223,756
-----------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation Administration
Credit Linked Nts., 8.59%, 5/20/10 1,5                                           320,000,000 RUR     13,551,041
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 2                         200,000 UAH         42,693
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09          4,995,000 UAH      1,066,270
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 2       32,180,000 UAH      6,869,383
-----------------------------------------------------------------------------------------------------------------
Credit Suisse Group, Russian Moscoblgaz Finance Total Return Linked Nts.,
9.25%, 6/24/12 5                                                                 368,300,000 RUR     14,969,410
-----------------------------------------------------------------------------------------------------------------
Credit Suisse International, FSK EES RRU Total Return Linked Nts.,
8.25%, 6/22/10 1,5                                                               208,505,000 RUR      8,913,864

                     43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------

Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 11.991%, 12/21/11 5,21                 20,050,000 ARP   $ 17,118,092
Arrendadora Capita Corp. SA de CV/Capita Corp. (The)
de Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11 5                             55,912,238 MXN      5,253,552
Arrendadora Capita Corp. SA de CV/Capita Corp. (The)
de Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11 5                             36,694,021 MXN      3,447,795
Brazil Real Credit Linked Nts., 14.389%, 3/3/10 12                                 35,170,920 BRR     15,937,428
Brazil Real Credit Linked Nts., 6%, 8/18/10                                        11,400,000 BRR     10,692,300
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14                      8,909,000,000 COP      5,272,495
Colombia (Republic of) Total Return Linked Bonds,
Series 002, 11%, 7/28/20                                                          220,000,000 COP        116,132
Egypt (The Arab Republic of) Total Return Linked Nts., 7.725%, 9/16/08 12          46,475,000 EGP      8,310,181
European Investment Bank, Russian Federation Credit Linked Nts.,
5.702%, 1/19/10 5,12                                                                5,820,000          5,144,298
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 5                                       9,660,505          9,660,505
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%, 3/20/09     1,409,410,000 KZT     11,241,180
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                          6,360,000          6,069,475
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13             6,494,933          7,709,746
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09                 369,400,000 NGN      3,253,964
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09                    496,600,000 NGN      4,506,794
Opic Reforma Credit Linked Nts., 9.94%, 10/3/15 1,5,21                             36,680,000 MXN      3,446,478
Peru (Republic of) Credit Linked Nts., 4.249%, 2/20/11 1                            8,015,000          8,064,927
RuRail Total Return Linked Bonds, 6.67%, 1/26/09 1                                272,550,000 RUR     11,599,674
Russian Federation Credit Linked Nts., 0%, 12/2/09 12                             162,122,000 RUR      7,266,264
Russian Federation Total Return Linked Nts., 7.375%, 5/7/09 12                    369,230,000 RUR     14,363,550
Russian Federation Total Return Linked Nts., 7.406%, 6/9/09 12                    147,700,000 RUR      5,701,854
Russian Federation Total Return Linked Nts., 7.919%, 3/20/09 12                   116,100,000 RUR      4,547,133
Russian Federation Total Return Linked Nts., 7.949%, 1/15/09 12                   218,560,000 RUR      8,688,505
Russian Federation Total Return Linked Nts., Series 2, 7.948%, 1/16/09 12         228,940,000 RUR      9,103,289
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11               199,715,000 RUR      9,090,569
Russian Unified Energy Systems Total Return Linked Nts.,
Series FSK3, 7.10%, 12/16/08 1                                                    194,210,000 RUR      8,450,770
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                      5,690,000          5,581,662
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11                     5,740,000          5,598,050
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11                      5,740,000          5,553,507
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12                    5,740,000          5,507,358
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12                      5,740,000          5,468,441
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09                          13,938,400 UAH      2,916,879
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09                          2,231,000 UAH        477,197
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09                          7,904,000 UAH      1,690,617
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 5                          36,671,191 MXN      3,445,650
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09                    16,060,000         14,456,088
------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG Singapore, Vietnam Shipping Industry
Group Total Return Linked Nts., 9%, 4/20/17 5                                 128,300,000,000 VND      7,215,884
------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/8/11 1,2         134,130,000 RUR      6,307,373
------------------------------------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts., 9.556%, 4/8/09 1,2                              5,790,000          5,879,745
------------------------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 7.012%, 8/10/11 1,5                    7,010,000          7,181,745
------------------------------------------------------------------------------------------------------------------
Foundation Re II Ltd. Catastrophe Linked Nts., 12.87%, 1/8/09 1,2                   3,706,000          3,706,927

                     44 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                 PRINCIPAL
                                                                                    AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
---------------------------------------------------------------------------------------------------------------

Foundation Re Ltd. Catastrophe Linked Nts., 7.17%, 11/24/08 1,5          $       5,250,000       $  5,133,450
---------------------------------------------------------------------------------------------------------------
Fusion 2007 Ltd. Catastrophe Linked Nts., 9.07%, 5/19/09 1,2                     8,300,000          8,310,790
---------------------------------------------------------------------------------------------------------------
GlobeCat Ltd. Catastrophe Linked Nts., 7.01%, 12/30/08 1                         5,250,000          5,252,888
---------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts.,
14.802%, 3/29/17 2,12                                                           77,520,000 TRY     10,283,325
---------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic of)
Credit Linked Nts., 10.48%, 2/8/37 2,12                                    237,059,200,000 COP      3,082,139
---------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return
Linked Nts., 8%, 5/13/09 1                                                     374,900,000 RUR     15,699,629
---------------------------------------------------------------------------------------------------------------
Hallertau SPC 2007-01, Philippines (Republic of)
Credit Linked Nts., 6.42%, 12/20/17 1,5                                         16,640,000         15,581,696
---------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts.,
Series 725, 11.89%, 12/30/09 5                                                  38,336,000 UAH      8,187,480
---------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA:
Argentina (Republic of) Credit Linked Nts., 11.942%, 12/19/11 5,21              19,065,000 ARP     15,326,977
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12 5              21,280,000 BRR     10,657,585
Brazil (Federal Republic of) Credit Linked Nts., 15.582%, 1/2/15 12             70,845,010 BRR     17,234,168
Brazil (Federal Republic of) Credit Linked Nts., 2.765%, 11/30/12 2,12          29,015,000 ARP      8,492,128
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 5                   7,895,000 BRR      6,933,400
Colombia (Republic of) Credit Linked Bonds, 10.244%, 10/31/16 5,12          52,420,000,000 COP     10,097,125
Colombia (Republic of) Credit Linked Bonds, 10.266%, 1/5/16 2,12           121,000,000,000 COP     25,812,188
Colombia (Republic of) Credit Linked Bonds,
Series A, 10.244%, 10/31/16 5,12                                            52,197,000,000 COP     10,054,171
Peru (Republic of) Credit Linked Nts., 8.194%, 9/2/15 2,12                      25,410,000 PEN      5,394,653
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10 2                      9,185,000          9,782,025
---------------------------------------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe Linked Nts., 9.196%, 12/31/09 1,2                   7,580,000          7,894,570
---------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Romania (Republic of) Total Return
Linked Nts., 7.90%, 2/9/10                                                       6,371,800 RON      2,673,590
---------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Microvest Capital Management LLC Credit Linked Nts., 7.55%, 5/24/12 5           27,550,000         27,550,000
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/9/10                   16,840,300 RON      6,840,684
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/19/10                   1,558,000 RON        682,855
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08                   1,548,000 RON        702,881
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08                   3,738,000 RON      1,697,267
---------------------------------------------------------------------------------------------------------------
Medquake Ltd. Catastrophe Linked Nts., 8.165%, 5/31/10 1,2                       4,000,000          4,011,600
---------------------------------------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 5                   7,680,000,000 COP      3,569,498
Renaissance Capital International Services Ltd. Total Return
Linked Nts., 10.50%, 10/7/08                                                   277,000,000 RUR     11,553,284
---------------------------------------------------------------------------------------------------------------
Midori Ltd. Catastrophe Linked Nts., 7.008%, 10/24/12 1,2                        4,300,000          4,338,270
---------------------------------------------------------------------------------------------------------------
Morgan Stanley, Russian Federation Total Return Linked Securities,
Series 007, Cl. VR, 5%, 8/22/34                                                327,811,922 RUR     11,383,956
---------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International
Leasing plc Total Return Linked Nts., Series A, 8.375%, 6/30/12 5              137,445,911 RUR      5,878,919

                     45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                    AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08                   2,138,000,000 KZT   $    17,571,228
Brazil (Federal Republic of) Linked Nts., 12.563%, 1/5/22 2,12                 109,310,000 BRR         9,406,628
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 5                  38,023,494 BRR        26,306,788
Brazil (Federal Republic of) Total Return Nts., 8/2/10                          15,555,985 BRR         7,343,196
Eurokommerz Total Return Linked Nts., Series 1, 12.89%, 10/19/09 1             845,000,000 RUR        36,085,773
Russian Federation Total Return Linked Nts., 12.89%, 10/19/09 1                400,000,000 RUR        17,082,022
Ukraine (Republic of) Credit Linked Nts., 6.653%, 10/15/17 1,2                  21,300,000            20,362,800
Ukraine (Republic of) Credit Linked Nts., Series 2, 5.728%, 10/15/17 1,5         5,400,000             5,283,900
United Mexican States Credit Linked Nts., 5.64%, 11/20/15 2                        300,000               301,680
WTI Trading Ltd. Total Return Linked Nts., Series A, 13.50%, 2/9/09 5           13,780,000            13,091,000
WTI Trading Ltd. Total Return Linked Nts., Series B, 13.50%, 2/9/09 5            2,250,000             2,137,500
WTI Trading Ltd. Total Return Linked Nts., Series B, 13.50%, 2/9/09 5           18,430,000            17,508,500
------------------------------------------------------------------------------------------------------------------
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A, 14.965%,
6/21/10 1,2                                                                      7,410,000             7,450,014
------------------------------------------------------------------------------------------------------------------
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts.,
Series D, 9.258%, 1/15/10 1,2                                                    3,230,000             3,258,747
------------------------------------------------------------------------------------------------------------------
Redwood Capital X Ltd. Catastrophe Linked Nts., Series C, 9.58%, 1/9/09 1,5        890,000               891,291
------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts.:
Series B, 11.526%, 6/6/08 1,5                                                    4,600,000             4,598,620
Series CL3, 15.326%, 6/7/10 1,2                                                  3,000,000             3,046,950
------------------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts.:
Cl. A-I, 8.258%, 6/6/08 1,2                                                      4,810,000             4,837,417
Cl. A-I, 20.508%, 6/6/08 1,2                                                     6,000,000             6,103,800
------------------------------------------------------------------------------------------------------------------
Successor Japan Quake Ltd. Catastrophe Linked Nts., Cl. A-I, 7.258%,
6/6/08 1,2                                                                      10,950,000            10,970,805
------------------------------------------------------------------------------------------------------------------
UBS AG:
Egypt (The Arab Republic of) Credit Linked Nts., 7.449%, 11/26/08 5,10,12       35,110,000 EGP         6,122,058
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 2                       4,650,997 GHS         4,755,765
------------------------------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 11.514%, 6/5/09 1,2                  6,780,000             6,875,598
------------------------------------------------------------------------------------------------------------------
Willow Re Ltd. Catastrophe Linked Nts., 8.369%, 6/16/10 1,2                      8,150,000             8,257,376
                                                                                                 -----------------
Total Structured Securities (Cost $1,125,809,002)                                                  1,194,060,339

                                                                                    SHARES
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 13.0%
------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E, 3.29% 20,22                976,957,253           976,957,253
------------------------------------------------------------------------------------------------------------------
Oppenheimer Master Loan Fund, LLC 20                                            35,344,070           333,681,962
                                                                                                  ----------------
Total Investment Companies (Cost $1,338,538,301)                                                   1,310,639,215
------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $10,126,213,634)                                    10,194,314,587

                     46 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                               PRINCIPAL
                                                                                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED -- 1.5% 6
------------------------------------------------------------------------------------------------------------------------------

HSBC Finance Corp., 3.10%, 4/7/08                                                         $    3,000,000    $      3,000,000
------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.05% in joint repurchase agreement (Principal
Amount/Value $7,000,000,000 with a maturity value of $7,000,486,111) with
Barclays Capital, 2.50%, dated 3/31/08, to be repurchased at $3,225,842 on
4/1/08, collateralized by U.S. Agency Mortgages, 0%-6.40%, 3/1/28-3/1/38, with a
value of $7,140,000,000                                                                        3,225,618           3,225,618
------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 2.27% in joint repurchase agreement (Principal
Amount/Value $6,600,000,000 with a maturity value of $6,600,577,500) with
Barclays Capital, 3.15%, dated 3/31/08, to be repurchased at $150,013,125 on
4/1/08, collateralized by Private Label CMOs, 0%-6.50%, 6/12/24-9/18/56, with a
value of $6,930,000,000                                                                      150,000,000         150,000,000
                                                                                                            ------------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $156,225,618)                                                                                              156,225,618

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $10,282,439,252)                                                 102.8%     10,350,540,205
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                               (2.8)       (284,114,402)
                                                                                          ------------------------------------

NET ASSETS                                                                                         100.0%   $ 10,066,425,803
                                                                                          ====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP      Argentine Peso                  KZT      Kazakhstan Tenge
AUD      Australian Dollar               MXN      Mexican Nuevo Peso
BRR      Brazilian Real                  MYR      Malaysian Ringgit
CAD      Canadian Dollar                 NGN      Nigeria Naira
COP      Colombian Peso                  PEN      Peruvian New Sol
DKK      Danish Krone                    PHP      Philippines Peso
DOP      Dominican Republic Peso         PLZ      Polish Zloty
EGP      Egyptian Pounds                 RON      New Romanian Leu
EUR      Euro                            RUR      Russian Ruble
GBP      British Pound Sterling          TRY      New Turkish Lira
GHS      Ghana Cedi                      UAH      Ukraine Hryvnia
IDR      Indonesia Rupiah                UYU      Uruguay Peso
ILS      Israeli Shekel                  VND      Vietnam Dong
JPY      Japanese Yen                    ZMK      Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $749,459,745 or 7.45% of the Fund's net assets as of March 31, 2008.

3. Non-income producing security.

4. Issue is in default. See Note 1 of accompanying Notes.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2008 was $801,303,036, which represents 7.96% of the Fund's net assets, of which $3,446,478 is considered restricted. See Note 9 of accompanying Notes. Information concerning restricted securities is as follows:

                                                                      ACQUISITION                                 UNREALIZED
SECURITY                                                                     DATE         COST        VALUE     APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Opic Reforma Credit Linked Nts., 9.94%, 10/3/15        12/27/07   $3,371,014   $3,446,478   $       75,464

                     47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 10 of accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $74,935,845. See Note 6 of accompanying Notes.

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $66,143,638 or 0.66% of the Fund's net assets as of March 31, 2008.

9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,513,360 or 0.02% of the Fund's net assets as of March 31, 2008.

10. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See Note 1 of accompanying Notes.

11. Partial or fully-loaned security. See Note 10 of accompanying Notes.

12. Zero coupon bond reflects effective yield on the date of purchase.

13. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

14. A sufficient amount of liquid assets has been designated to cover outstanding written put options.

15. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

16. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

17. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

18. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

19. Interest or dividend is paid-in-kind, when applicable.

20. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES             GROSS           GROSS           SHARES
                                                        SEPTEMBER 30, 2007         ADDITIONS      REDUCTIONS   MARCH 31, 2008
-------------------------------------------------------------------------------------------------------------------------------
Arco Capital Corp. Ltd.                                          2,383,674                --              --        2,383,674
Oppenheimer Institutional Money Market Fund, Cl. E             808,046,388     3,531,697,520   3,362,786,655      976,957,253
Oppenheimer Master Loan Fund, LLC                                       --        36,200,028         855,958       35,344,070

                                                                                                    DIVIDEND         REALIZED
                                                                                       VALUE          INCOME             GAIN
-------------------------------------------------------------------------------------------------------------------------------
Arco Capital Corp. Ltd.                                                      $    35,755,110   $          --   $           --
Oppenheimer Institutional Money Market Fund, Cl. E                               976,957,253      16,300,535               --
Oppenheimer Master Loan Fund, LLC                                                333,681,962       9,432,910        1,563,162
                                                                             --------------------------------------------------
                                                                             $ 1,346,394,325   $  25,733,445   $    1,563,162
                                                                             ==================================================

21. Represents the current interest rate on a security whose interest rate is linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. See Note 1 of accompanying Notes.

22. Rate shown is the 7-day yield as of March 31, 2008.

                     48 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                              CONTRACT AMOUNT        EXPIRATION                      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION         BUY/SELL                  (000S)              DATE           VALUE    APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Argentine Peso (ARP)             Sell             124,300 ARP           4/21/08   $  39,130,494   $     170,669   $          --
Australian Dollar (AUD)          Sell              48,460 AUD    4/8/08-4/28/08      44,150,756         172,178         544,753
Australian Dollar (AUD)           Buy              42,211 AUD    4/28/08-5/9/08      38,440,463         296,276          25,368
Brazilian Real (BRR)             Sell              97,540 BRR     4/2/08-5/5/08      55,400,869       1,304,676              --
Brazilian Real (BRR)              Buy             421,350 BRR     4/2/08-1/5/10     232,886,034      20,790,470       2,449,098
British Pound Sterling
(GBP)                            Sell              52,115 GBP     4/2/08-8/5/08     102,972,962         739,274         501,204
British Pound Sterling
(GBP)                             Buy              42,635 GBP    4/10/08-5/9/08      84,502,142         578,176         157,855
Canadian Dollar (CAD)            Sell             116,225 CAD    4/8/08-4/10/08     113,211,887       3,851,939         305,995
Canadian Dollar (CAD)             Buy              37,050 CAD    4/25/08-5/9/08      36,077,735              --         113,620
Chilean Peso (CLP)                Buy          28,770,000 CLP   4/21/08-6/17/08      65,695,506         359,848         282,445
Colombian Peso (COP)             Sell         139,744,000 COP     5/6/08-6/9/08      75,417,878              --       2,726,834
Czech Koruna (CZK)                Buy           1,123,450 CZK    4/2/08-4/30/08      70,232,566       6,395,997             181
Egyptian Pounds (EGP)             Buy              52,534 EGP     4/1/08-4/7/08       9,640,301          22,152              --
Euro (EUR)                       Sell             415,375 EUR     4/2/08-8/5/08     655,205,600              --      37,861,221
Euro (EUR)                        Buy             197,035 EUR    4/7/08-6/26/08     310,247,789      10,451,106              --
Hungarian Forint (HUF)           Sell          11,579,000 HUF   4/21/08-10/2/08      69,101,269         131,197         520,011
Hungarian Forint (HUF)            Buy           5,049,000 HUF           4/21/08      30,485,190              --         151,945
Indonesia Rupiah (IDR)            Buy         487,180,000 IDR           5/30/08      52,582,839              --         802,817
Israeli Shekel (ILS)              Buy             216,490 ILS    4/30/08-5/2/08      61,400,667       4,141,274              --
Japanese Yen (JPY)               Sell          11,890,450 JPY     4/2/08-8/5/08     119,733,426              --       3,979,063
Japanese Yen (JPY)                Buy          47,216,000 JPY    4/10/08-5/9/08     474,007,663      39,124,117         124,669
Kuwaiti Dinar (KWD)               Buy               1,655 KWD           1/29/09       6,359,028         188,260              --
Malaysian Ringgit (MYR)           Buy             303,850 MYR   4/10/08-6/17/08      94,938,949         899,184         520,601
Mexican Nuevo Peso (MXN)         Sell             444,580 MXN   4/25/08-9/30/08      41,597,467              --         349,229
Mexican Nuevo Peso (MXN)          Buy             511,010 MXN           5/27/08      47,657,282         685,134              --
New Taiwan Dollar (TWD)          Sell           1,201,000 TWD           4/30/08      39,831,520         606,190              --
New Taiwan Dollar (TWD)           Buy             545,000 TWD           4/28/08      18,066,063              --         334,910
New Turkish Lira (TRY)           Sell             118,220 TRY           4/28/08      87,683,889       3,526,566              --
New Zealand Dollar (NZD)         Sell              33,835 NZD    4/8/08-4/28/08      26,527,837         303,939         501,498
New Zealand Dollar (NZD)          Buy              57,220 NZD           5/14/08      44,640,594       2,321,767              --
Norwegian Krone (NOK)            Sell             140,890 NOK           4/28/08      27,601,641              --       1,017,193
Norwegian Krone (NOK)             Buy             860,705 NOK   4/10/08-5/14/08     168,714,853       5,008,785              --
Peruvian New Sol (PEN)            Buy              40,195 PEN           4/18/08      14,670,524         838,840              --
Philippines Peso (PHP)            Buy           4,110,000 PHP   4/25/08-5/30/08      97,972,875              --       2,566,248
Polish Zloty (PLZ)                Buy             268,440 PLZ   4/10/08-10/2/08     119,895,508       6,998,673          85,318
Qatari Riyal (QAR)                Buy              21,650 QAR           1/29/09       6,114,132              --          57,476
Russian Ruble (RUR)               Buy             936,780 RUR           8/19/08      39,375,300       1,866,591              --
Saudi Riyal (SAR)                 Buy              22,790 SAR           1/29/09       6,184,081          12,111              --
Singapore Dollar (SGD)           Sell              49,490 SGD           4/28/08      36,003,642              --         389,412
Slovak Koruna (SKK)               Buy           1,083,740 SKK           4/30/08      52,602,380       5,099,092              --
South Korean Won (KRW)            Buy          84,689,000 KRW   4/28/08-6/30/08      85,585,379          93,565       3,378,274
Swedish Krona (SEK)              Sell             166,450 SEK           5/14/08      27,947,257              --       2,303,861
Swedish Krona (SEK)               Buy             198,710 SEK           4/10/08      33,425,718       2,722,027              --
Swiss Franc (CHF)                Sell              24,390 CHF    4/8/08-4/28/08      24,562,653              --         620,832
Swiss Franc (CHF)                 Buy              90,530 CHF    4/10/08-5/9/08      91,164,414       4,264,616           1,186
Ukraine Hryvnia (UAH)             Buy              32,160 UAH           1/28/09       5,992,511              --         179,050
United Arab Emirates
Dirham (AED)                      Buy              22,060 AED           1/29/09       6,157,892              --          12,737
Vietnam Dong (VND)                Buy          98,080,000 VND           1/30/09       5,864,007              --         308,428
                                                                                                  -------------------------------
Total unrealized appreciation and depreciation                                                    $ 123,964,689   $  63,173,332
                                                                                                  ===============================

                     49 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                          UNREALIZED
                                           NUMBER OF   EXPIRATION                       APPRECIATION
CONTRACT DESCRIPTION            BUY/SELL   CONTRACTS         DATE             VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Amsterdam Exchange Index             Buy          71      4/18/08   $     9,905,543    $     460,126
Australia (Commonwealth of)
Bonds, 10 yr.                       Sell         228      6/16/08        20,744,208           42,020
CAC-40 10 Index                     Sell         227      4/18/08        16,890,340         (608,815)
Canada (Government of)
Bonds, 10 yr.                        Buy         469      6/19/08        54,729,232        1,867,645
DAX Index                           Sell         203      6/20/08        52,844,386       (1,416,348)
DAX Index                            Buy          36      6/20/08         9,371,418          251,130
Euro-Bundesobligation, 10 yr.       Sell       1,283       6/6/08       234,922,625        3,193,926
Euro-Bundesobligation, 10 yr.        Buy         129       6/6/08        23,620,435         (258,931)
Euro-Schatz                          Buy       4,189       6/6/08       691,134,407       (5,002,087)
FTSE 100 Index                      Sell         292      6/20/08        33,081,589         (964,484)
FTSE/JSE Top 40 Index               Sell         268      6/19/08         9,241,208            8,851
Hang Seng China Enterprises
Index                               Sell         116      4/29/08         8,917,631          (59,655)
Japan (Government of) Bonds,
10 yr.                               Buy         101      6/10/08        14,232,002          (43,583)
Japan (Government of) Bonds,
10 yr.                               Buy          90      6/11/08       126,873,997        1,406,442
Mexican Bola Index                  Sell         341      6/20/08        10,039,919         (591,516)
NASDAQ 100 Index                    Sell         928      6/20/08        33,231,680          (58,853)
Nikkei 225 Index                    Sell         235      6/12/08        29,445,726         (181,373)
Nikkei 225 Index                     Buy          26      6/12/08         3,257,825          (75,705)
OMXS 30 Index                       Sell       1,273      4/25/08        19,929,959         (544,326)
SGX CNX Nifty Index                 Sell         880      4/24/08         8,298,400          296,529
Standard & Poor's 500 E-Mini
Index                               Sell       2,155      6/20/08       142,661,000       (4,787,466)
Standard & Poor's 500 E-Mini
Index                                Buy         285      6/20/08        18,867,000          632,700
Standard & Poor's 500 Index         Sell         154      6/19/08        50,974,000         (639,568)
Standard & Poor's/MIB Index,
10 yr.                               Buy          37      6/20/08         8,949,606           85,968
Standard & Poor's/Toronto
Stock Exchange 60 Index              Buy         130      6/19/08        19,904,330          113,185
U.S. Long Bonds                      Buy       5,809      6/19/08       690,091,047       10,910,954
U.S. Long Bonds                     Sell         410      6/19/08        48,706,719         (442,759)
U.S. Treasury Nts., 2 yr.           Sell         832      6/30/08       178,594,000          114,165
U.S. Treasury Nts., 2 yr.            Buy       2,494      6/30/08       535,352,688        2,322,072
U.S. Treasury Nts., 5 yr.           Sell       2,095      6/30/08       239,321,016       (2,908,530)
U.S. Treasury Nts., 5 yr.            Buy      10,643      6/30/08     1,215,796,453       18,033,574
U.S. Treasury Nts., 10 yr.           Buy       3,102      6/19/08       368,992,594        7,929,801
U.S. Treasury Nts., 10 yr.          Sell       3,574      6/19/08       425,138,469      (14,727,322)
United Kingdom Long Gilt             Buy          23      6/26/08         5,080,477          134,910
                                                                                       ---------------
                                                                                       $  14,492,677
                                                                                       ===============

                     50 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
WRITTEN OPTIONS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                NUMBER OF   EXPERCISE   EXPIRATION       PREMIUM
DESCRIPTION                            TYPE     CONTRACTS       PRICE         DATE      RECEIVED         VALUE
----------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)            Put     1,550,000   $    1.98       4/7/08   $    16,110   $    18,105
British Pound Sterling (GBP)           Call     1,425,000        1.99       4/1/08        14,055         2,111
British Pound Sterling (GBP)            Put     1,425,000        1.99       4/1/08        14,764        15,126
British Pound Sterling (GBP)           Call     1,550,000        1.98       4/7/08        16,110        14,202
British Pound Sterling (GBP)           Call     1,560,000        2.00       4/4/08        16,780         5,348
British Pound Sterling (GBP)            Put     1,560,000        2.00       4/4/08        16,780        27,765
Euro (EUR)                              Put     5,665,000        1.56       4/1/08        55,622         3,144
Euro (EUR)                              Put     7,605,000        1.58       4/3/08        78,294        61,425
Euro (EUR)                             Call     5,665,000        1.56       4/1/08        54,474       118,785
Euro (EUR)                             Call     5,200,000        1.57       4/2/08        51,413        47,903
Euro (EUR)                             Call     7,605,000        1.58       4/3/08        78,174        59,232
Euro (EUR)                              Put     5,200,000        1.57       4/2/08        51,413        19,181
Euro (EUR)                             Call     6,730,000        1.58       4/4/08        71,000        50,768
Euro (EUR)                             Call     6,390,000        1.58       4/7/08        63,752        57,011
Euro (EUR)                              Put     6,730,000        1.58       4/4/08        71,000        68,691
Euro (EUR)                              Put     6,390,000        1.58       4/7/08        63,752        74,411
Japanese Yen (JPY)                     Call   692,000,000       99.45       4/7/08        68,748        68,716
Japanese Yen (JPY)                      Put   692,000,000       99.45       4/7/08        68,748        68,716
Japanese Yen (JPY)                     Call   611,000,000      100.05       4/1/08        54,046        38,102
Japanese Yen (JPY)                     Call   842,000,000       99.30       4/3/08        76,314        42,353
Japanese Yen (JPY)                      Put   584,000,000       99.15       4/2/08        55,308        60,094
Japanese Yen (JPY)                     Call   770,000,000       99.70       4/4/08        73,563        69,215
Japanese Yen (JPY)                      Put   770,000,000       99.70       4/4/08        73,563        68,099
Japanese Yen (JPY)                     Call   584,000,000       99.15       4/2/08        56,898        23,535
Japanese Yen (JPY)                      Put   611,000,000      100.05       4/1/08        54,046        17,798
Japanese Yen (JPY)                      Put   842,000,000       99.30       4/3/08        80,555        80,327
                                                                                     ---------------------------
                                                                                     $ 1,395,282   $ 1,180,163
                                                                                     ===========================

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                          BUY/SELL   NOTIONAL                                  PREMIUM
SWAP                                        CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY         REFERENCE ENTITY   PROTECTION     (000S)    FIXED RATE          DATE   (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                     Beazer Homes
                     USA, Inc.                Sell   $  3,205        4.7000%      9/20/08         $ --   $   (108,358)
                     Citigroup, Inc.          Sell     17,910        3.2500       9/20/08           --     (1,000,435)
                     Six Flags, Inc.          Sell      2,285        7.0000       9/20/08           --       (203,667)
                     The Bear Stearns
                     Cos., Inc.               Sell      2,850       14.0000       9/20/08           --        158,292
                     The Mosaic Co.           Sell      1,555        1.5000       9/20/12           --         39,031
-----------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                     Amkor
                     Technology, Inc.         Sell        955        2.0500       9/20/08           --         (1,650)
                     Cablevision
                     Systems Corp.            Sell        265        3.1000      12/20/10           --        (13,922)
                     Capmark
                     Financial Group,
                     Inc.                     Sell      6,155        7.1250      12/20/12           --     (1,263,363)
                     Capmark
                     Financial Group,
                     Inc.                     Sell      4,180        9.7000      12/20/12           --       (570,127)
                     Capmark
                     Financial Group,
                     Inc.                     Sell      3,500        9.7500      12/20/12           --       (472,700)
                     Ford Motor
                     Credit Co.               Sell      7,670        2.3200       3/20/12           --     (1,637,361)
                     Intelsat Ltd.            Sell      1,030        4.3000      12/20/08           --        (26,049)
                     Intelsat Ltd.            Sell      1,085        5.0000       3/20/09           --         (8,465)
                     Nalco Co.                Sell      1,610        3.6000       9/20/12           --        (18,660)
                     Nortel Networks
                     Corp.                    Sell      2,985        1.8900       9/20/08           --            878
                     Pakistan                 Sell      4,860        5.1000       3/20/13           --         57,873
                     Reliant Energy,
                     Inc.                     Sell      1,580        2.4500       9/20/11           --       (111,322)

                     51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                              BUY/SELL   NOTIONAL                                 PREMIUM
SWAP                                            CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION       PAID/
COUNTERPARTY      REFERENCE ENTITY          PROTECTION     (000S)    FIXED RATE          DATE   (RECEIVED)       VALUE
------------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
Continued
                  Reliant Energy, Inc.            Sell   $  3,800        2.6000%      9/20/11   $      --   $ (250,922)
                  Republic of
                  Hungary                          Buy     13,835        0.4000      12/20/15          --    1,468,641
                  Tribune Co.                     Sell      1,300        5.0000       3/20/10    (429,000)    (538,084)
                  Tribune Co.                     Sell      1,375        7.6000       9/20/08          --     (137,363)
                  Tribune Co.                     Sell      1,980        7.5000       9/20/08          --     (198,699)
                  Tribune Co.                     Sell      1,185        5.0000       3/20/10    (414,750)    (490,485)
                  Tribune Co.                     Sell      1,145        5.0000       3/20/10    (374,988)    (473,928)
                  Tribune Co.                     Sell      1,085        5.0000       3/20/10    (347,200)    (449,093)
                  Univision
                  Communications, Inc.            Sell      1,619        1.1000       6/20/08          --      (53,064)
------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                  Aramark Corp.                   Sell      1,745        6.0000       3/20/13          --        6,596
                  ArvinMeritor, Inc.              Sell      3,060        1.6000       9/20/08          --      (74,927)
                  ArvinMeritor, Inc.              Sell      3,165        1.4000       9/20/08          --      (80,622)
                  Capmark Financial
                  Group, Inc.                     Sell      1,040        6.2500      12/20/12          --     (237,804)
                  Capmark Financial
                  Group, Inc.                     Sell      2,010        5.2000      12/20/12          --     (516,045)
                  CDX.NA.HY.8 Index               Sell      7,900        2.7500       6/20/12    (397,836)    (794,108)
                  CenturyTel, Inc.                 Buy      4,155        0.3775       9/20/12          --      170,662
                  Charter Communications
                  Holdings LLC                    Sell        755        5.0000       9/20/17    (151,000)    (461,705)
                  Charter Communications
                  Holdings LLC                    Sell        635        5.0000       9/20/17    (127,000)    (388,322)
                  Charter Communications
                  Holdings LLC                     Buy        635        7.0000       9/20/10          --      278,581
                  Charter Communications
                  Holdings LLC                     Buy        755        5.0000       9/20/10      48,131      347,371
                  Dean Foods Co.                  Sell      1,525        1.0000       6/20/11          --     (202,546)
                  Dean Foods Co.                  Sell      1,565        1.0200       6/20/11          --     (207,014)
                  Development Bank
                  of Kazakhstan                   Sell     20,660        3.7500       2/20/13          --      127,493
                  Dow Jones CDX.NA.HY.7
                  Index                           Sell      4,732        3.2500      12/20/11     169,471     (297,731)
                  El Paso Corp.                   Sell      1,100        2.8000       3/20/18          --      (25,487)
                  Ford Motor Credit Co.           Sell      3,390        2.5500       3/20/12          --     (701,696)
                  Ford Motor Credit Co.           Sell     10,620        2.3850       3/20/12          --   (2,247,649)
                  Freescale
                  Semiconductor, Inc.             Sell      2,465        5.0000       3/20/13    (449,863)    (540,663)
                  GMAC LLC                        Sell      6,195        1.3900       3/20/17          --   (1,963,598)
                  Harrah's Operating
                  Co., Inc.                       Sell      3,285        5.0000       3/20/10    (209,419)    (189,850)
                  Intelsat Ltd.                   Sell      1,050        4.4000       3/20/09          --      (14,266)
                  Intelsat Ltd.                   Sell        110        5.7500       3/20/09          --          (63)
                  iStar Financial, Inc.           Sell        870       12.0000       3/20/09          --      (12,551)
                  iStar Financial, Inc.           Sell      1,800        4.1500      12/20/12          --     (239,524)
                  iStar Financial, Inc.           Sell        225        4.0000      12/20/12          --      (29,941)
                  Joint Stock Co. "Halyk
                  Bank of Kazakhstan"             Sell      4,040        4.9500       3/20/13          --       29,819
                  Massey Energy Co.               Sell      1,295        5.0000       3/20/13          --       24,804
                  Massey Energy Co.               Sell        615        5.0000       3/20/13          --       11,780
                  NJSC Naftogaz                   Sell      8,905        3.2500       4/20/11          --     (699,791)
                  Republic of Turkey               Buy     12,545        2.9850       4/20/13          --        4,341
                  Rite Aid Corp.                  Sell        285        7.5000       3/20/09          --       (3,947)
                  Smithfield Foods, Inc.          Sell      3,253        1.4900       3/20/12          --     (332,177)
                  Tenet Healthcare Corp.          Sell      3,475        4.0500      12/20/08          --       30,385
                  Toys "R" Us, Inc.               Sell      1,810        2.8000       9/20/08          --      (49,913)

                     52 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                BUY/SELL    NOTIONAL                                  PREMIUM
SWAP                                              CREDIT      AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY          REFERENCE ENTITY        PROTECTION      (000S)    FIXED RATE          DATE   (RECEIVED)         VALUE
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
Continued
                      Tribune Co.                   Sell   $     850        6.3500%     12/20/08   $       --   $  (104,894)
                      TXU Corp.                     Sell       1,560        1.6100       6/20/11           --      (196,100)
                      TXU Corp.                     Sell       3,050        1.5300       6/20/11           --      (389,924)
                      Univision
                      Communications, Inc.          Sell         355       14.6000       3/20/09           --         3,769
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                      ABX.HE.AA.06-2 Index          Sell       1,980        0.1700       5/25/46     (237,581)   (1,150,155)
                      ABX.HE.AAA.06-2 Index         Sell       4,760        0.1100       5/25/46     (237,971)   (1,169,138)
                      ABX.HE.AAA.06-2 Index         Sell       4,760        0.1100       5/25/46     (237,927)   (1,169,138)
                      CDX.NA.HY.9 Index             Sell      20,077        3.7500      12/20/12       40,138    (2,174,970)
                      CenturyTel, Inc.               Buy       4,225        0.4250       9/20/12           --       165,388
                      Countrywide Home
                      Loans,  Inc.                  Sell       7,590        9.0000      12/20/08           --        75,354
                      Countrywide Home
                      Loans, Inc.                   Sell       2,075        8.5000      12/20/08           --        13,122
                      Countrywide Home
                      Loans, Inc.                   Sell      17,960        2.5500       9/20/08           --      (314,677)
                      Countrywide Home
                      Loans, Inc.                   Sell       7,600        9.7500      12/20/08           --       116,546
                      CVRD Inco Ltd.                 Buy       3,245        0.6300       3/20/17           --       147,511
                      Dow Jones
                      CDX.NA.HY.7 Index             Sell      13,281        3.2500      12/20/11      475,222      (817,395)
                      Ford Motor Co.                Sell       9,450        5.8000      12/20/16           --    (1,943,544)
                      Ford Motor Co.                Sell      11,810        5.8500      12/20/16           --    (2,405,697)
                      Ford Motor Co.                Sell       7,775        6.0000      12/20/16           --    (1,148,601)
                      Ford Motor Credit Co.         Sell      12,095        2.3900       3/20/12           --    (2,558,117)
                      Ford Motor Credit Co.         Sell       4,740        2.3400       3/20/12           --    (1,009,203)
                      Freescale
                      Semiconductor, Inc.           Sell         800        5.0000       3/20/13     (152,000)     (156,802)
                      Freescale
                      Semiconductor, Inc.           Sell         490        5.0000       3/20/13      (86,975)      (87,875)
                      General Motors Corp.          Sell       7,555        4.6800      12/20/16           --    (1,469,787)
                      General Motors Corp.          Sell       6,220        4.7500      12/20/16           --    (1,191,192)
                      GMAC LLC                      Sell       6,465        1.3700       3/20/17           --    (2,056,581)
                      Intelsat Ltd.                 Sell         425        4.4000       3/20/09           --        (5,774)
                      Intelsat Ltd.                 Sell       1,070        4.7500       3/20/09           --       (10,927)
                      Intelsat Ltd.                 Sell         650        5.0000       3/20/09           --        (5,071)
                      iStar Financial, Inc.         Sell       3,165        3.0000      12/20/08           --      (245,943)
                      iStar Financial, Inc.         Sell       4,375        5.8500      12/20/08           --      (253,518)
                      iStar Financial, Inc.         Sell       1,410        4.3200      12/20/12           --      (187,627)
                      iStar Financial, Inc.         Sell       1,930        4.5000      12/20/12           --      (256,823)
                      iStar Financial, Inc.         Sell       5,435        2.9250      12/20/08           --      (425,164)
                      iStar Financial, Inc.         Sell       2,100       12.0000       3/20/09           --       (30,297)
                      iStar Financial, Inc.         Sell       2,220        4.0000      12/20/12           --      (295,413)
                      Lehman Brothers
                      Holdings, Inc.                Sell       2,680        2.0700       3/20/09           --       (71,307)
                      Republic of Peru               Buy       7,440        1.7100      12/20/16           --        31,122
                      Republic of Peru              Sell       5,080        1.3200       4/20/17           --      (266,791)
                      Vale Overseas Ltd.            Sell       3,245        1.0500       3/20/17           --      (303,570)
                      Washington Mutual,
                      Inc.                          Sell       1,055        4.5000      12/20/08           --       (22,336)
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                      ABX.HE.AA.06-2 Index          Sell         725        0.1700       5/25/46      (59,734)     (420,479)
                      ArvinMeritor, Inc.            Sell       3,145        1.6000       9/20/08           --       (77,008)
                      Beazer Homes USA, Inc.        Sell       3,100        2.5000       6/20/08           --       (64,319)
                      Beazer Homes USA, Inc.        Sell       3,395        2.6500       9/20/08           --      (136,635)

                     53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                 BUY/SELL   NOTIONAL                                  PREMIUM
SWAP                                               CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY          REFERENCE ENTITY         PROTECTION     (000S)    FIXED RATE          DATE   (RECEIVED)        VALUE
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
Continued
                      Beazer Homes USA,
                      Inc.                           Sell   $  3,205        4.8000%      9/20/08   $       --   $  (95,538)
                      General Motors Corp.           Sell      6,220        4.9500      12/20/16           --   (1,137,271)
                      GMAC LLC                       Sell      3,825        1.3900       3/20/17           --   (1,212,391)
                      GMAC LLC                       Sell      3,210        1.3900       3/20/17           --   (1,017,458)
                      GMAC LLC                       Sell      6,625        1.3900       3/20/17           --   (2,099,893)
                      GMAC LLC                       Sell      5,330        1.3700       3/20/17           --   (1,695,526)
                      K. Hovnanian
                      Enterprises, Inc.              Sell      8,265        2.0000       6/20/08           --     (284,564)
                      K. Hovnanian
                      Enterprises, Inc.              Sell      6,470        2.0000       6/20/08           --     (222,762)
                      K. Hovnanian
                      Enterprises, Inc.              Sell      6,470        1.8000       6/20/08           --     (225,958)
                      Lennar Corp.                   Sell      1,465        2.9000      12/20/08           --      (40,104)
                      Nalco Co.                      Sell      1,735        3.7000       9/20/12           --      (13,668)
                      Rite Aid Corp.                 Sell        585        8.0600       3/20/09           --       (5,058)
                      Standard Pacific Corp.         Sell     17,250        2.2000       6/20/08           --     (311,018)
                      Univision
                      Communications, Inc.           Sell        520        5.0000       6/20/09      (52,000)      (4,776)
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                      ABX.HE.AA.06-2 Index           Sell      2,050        0.1700       5/25/46     (809,702)  (1,188,942)
                      ABX.HE.AAA.06-2 Index          Sell      1,700        0.1100       5/25/46     (188,031)    (424,969)
                      Amkor Technology, Inc.         Sell      1,062        2.6500       9/20/08           --        1,363
                      CMBX.NA.A.1 Index              Sell     13,330        0.3500      10/12/52           --   (2,769,679)
                      CMBX.NA.AAA.3 Index            Sell     33,310        0.0800      12/13/49   (4,713,405)  (3,240,443)
                      CMBX.NA.AJ.3 Index             Sell      4,100        1.4700      12/13/49     (504,074)    (744,765)
                      CMBX.NA.AJ.4 Index             Sell      4,100        0.9600       2/17/51     (707,141)    (886,614)
                      First Data Corp.               Sell        640        3.0000       9/20/08           --         (762)
                      iStar Financial, Inc.          Sell      4,855        3.9500      12/20/12           --     (646,050)
                      Morgan Stanley                 Sell      2,340        1.5000       9/20/08           --        9,068
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase
Bank NA, NY Branch:
                      CDX.NA.HY.8 Index              Sell      9,479        2.7500       6/20/12     (477,354)    (993,740)
                      CDX.NA.HY.9 Index              Sell     16,682        3.7500      12/20/12      (17,552)  (1,836,835)
                      CMBX.NA.AJ.3 Index             Sell     12,600        1.4700      12/13/49   (2,786,785)  (2,106,724)
                      CMBX.NA.AJ.3 Index             Sell      2,100        1.4700      12/13/49     (251,761)    (351,121)
                      CMBX.NA.AJ.4 Index             Sell      2,100        0.9600       2/17/51     (355,655)    (438,113)
                      Dean Foods Co.                 Sell      1,560        1.0500       6/20/11           --     (205,089)
                      Dean Foods Co.                 Sell      4,000        1.0800       6/20/11           --     (522,628)
                      Dean Foods Co.                 Sell      3,040        1.0300       6/20/11           --     (401,301)
                      Dean Foods Co.                 Sell      3,035        1.0600       6/20/11           --     (398,183)
                      Dole Food Co., Inc.            Sell      2,475        2.3800       9/20/08           --     (122,168)
                      Ford Motor Co.                 Sell      7,775        6.0000      12/20/16           --   (1,537,918)
                      General Motors Corp.           Sell      9,450        4.7500      12/20/16           --   (1,809,770)
                      Lehman Brothers
                      Holdings, Inc.                 Sell      9,950        1.5500       9/20/08           --     (246,093)
                      Merrill Lynch &
                      Co., Inc.                      Sell      9,950        0.8000       9/20/08           --        7,144
                      Morgan Stanley                 Sell      8,725        0.7500       9/20/08           --          750
                      Morgan Stanley                 Sell      3,215        0.7500       9/20/08           --          276
                      Rite Aid Corp.                 Sell        975        1.4000       9/20/08           --      (42,178)
                      The Mosaic Co.                 Sell      1,550        1.5000       9/20/12           --       38,905
                      Toys "R" Us, Inc.              Sell      1,585        1.9200       9/20/08           --      (50,546)
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                      ABX.HE.AA.06-2 Index           Sell        490        0.1700       5/25/46     (120,022)    (283,783)
                      ABX.HE.AA.06-2 Index           Sell      3,630        0.1700       5/25/46   (2,350,134)  (2,102,311)

                     54 | OPPENHEIMER STRATEGIC INCOME FUND

-------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
-------------------------------------------------------------------------------

                                                   BUY/SELL   NOTIONAL                                  PREMIUM
SWAP                                                 CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY         REFERENCE ENTITY            PROTECTION     (000S)    FIXED RATE          DATE   (RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.: Continued
                     Amkor Technology, Inc.            Sell   $  1,650        2.5000%      9/20/08   $       --   $      875
                     Aramark Corp.                     Sell      1,190        6.0000       3/20/13           --        4,498
                     ArvinMeritor, Inc.                Sell      2,200        3.0000       9/20/08           --      (38,663)
                     ArvinMeritor, Inc.                Sell      3,380        2.2000       9/20/08           --      (22,355)
                     ArvinMeritor, Inc.                Sell      3,120        1.1500       9/20/08           --      (83,326)
                     Beazer Homes USA, Inc.            Sell      1,280        2.6500       6/20/08           --      (26,079)
                     Beazer Homes USA, Inc.            Sell      1,500        2.3300       6/20/08           --      (31,757)
                     Beazer Homes USA, Inc.            Sell      4,810        5.4000       9/20/08           --     (129,375)
                     Cablevision Systems Corp.         Sell      1,580        3.1300      12/20/10           --      (84,252)
                     Cablevision Systems Corp.         Sell        400        3.4000      12/20/10           --      (24,162)
                     CDX.NA.HY.8 Index                 Sell     11,048        2.7500       6/20/12     (556,373)  (1,154,188)
                     CDX.NA.HY.8 Index                 Sell      7,900        2.7500       6/20/12     (387,861)    (825,308)
                     CDX.NA.HY.9 Index                 Sell     33,393        3.7500      12/20/12      108,920   (3,568,410)
                     CenturyTel, Inc.                  Buy       5,795        2.0500       3/20/13           --      (41,307)
                     CenturyTel, Inc.                  Buy       2,910        2.0500       3/20/13           --      (20,742)
                     CenturyTel, Inc.                  Buy       2,065        1.9200       3/20/13           --       (3,025)
                     Charter Communications
                     Holdings LLC                      Sell      1,605        5.0000       9/20/12     (256,800)    (917,343)
                     Charter Communications
                     Holdings LLC                      Sell      1,605        5.0000       9/20/12     (240,750)    (917,343)
                     Charter Communications
                     Holdings LLC                      Buy       1,605        7.6000       9/20/10           --      693,833
                     Charter Communications
                     Holdings LLC                      Buy       1,605        7.2500       9/20/10           --      699,839
                     CMBX.NA.A.1 Index                 Sell     13,310        0.3500      10/12/52           --   (2,508,730)
                     CMBX.NA.AAA.3 Index               Sell     33,260        0.0800      12/13/49   (3,594,115)  (3,331,812)
                     CMBX.NA.AJ.3 Index                Sell      5,300        1.4700      12/13/49     (747,792)    (887,360)
                     CMBX.NA.AJ.4 Index                Sell      5,300        0.9600       2/17/51   (1,009,149)  (1,103,002)
                     CSC Holdings, Inc.                Sell      1,185        5.6000       3/20/13           --       20,170
                     Dillard's, Inc.                   Sell      1,705        2.2500      12/20/08           --       18,995
                     Dillard's, Inc.                   Sell      4,955        2.2500      12/20/08           --       55,204
                     Dole Food Co., Inc.               Sell      2,300        5.2500       9/20/08           --      (81,694)
                     Dole Food Co., Inc.               Sell      3,170        3.2000       9/20/08           --     (143,937)
                     First Data Corp.                  Sell      3,175        3.5000       9/20/08           --          438
                     First Data Corp.                  Sell      1,650        3.0000       9/20/08           --       (3,894)
                     First Data Corp.                  Sell      3,170        2.7500       9/20/08           --      (11,444)
                     First Data Corp.                  Sell      2,200        3.0000       9/20/08           --       (5,192)
                     Freescale
                     Semiconductor, Inc.               Sell        930        5.0000       3/20/13     (174,375)    (156,986)
                     GMAC LLC                          Sell      3,210        1.4000       3/20/17           --   (1,015,622)
                     GMAC LLC                          Sell      3,400        1.4000       3/20/17           --   (1,075,736)
                     JSC "Gazprom"                     Buy       6,555        2.1500       2/20/11           --      (21,881)
                     K.  Hovnanian
                     Enterprises, Inc.                 Sell      3,616        4.2200       9/20/08           --     (185,215)
                     Lennar Corp.                      Sell      5,920        2.9000      12/20/08           --     (162,060)
                     MBIA, Inc.                        Sell     17,870        1.9500       9/20/08           --   (1,127,329)
                     Nalco Co.                         Sell        960        3.4000       9/20/12           --      (18,254)
                     Nortel Networks Corp.             Sell      1,490        1.8500       9/20/08           --          139
                     Owens-Illinois, Inc.              Sell      2,310        3.4100       3/20/13           --       27,223
                     Owens-Illinois, Inc.              Sell      2,220        3.2000       3/20/13           --        6,820
                     Owens-Illinois, Inc.              Sell      2,620        3.4600       3/20/13           --       36,311
                     Reliant Energy, Inc.              Sell        155        2.5000       9/20/11           --      (10,692)
                     Rite Aid Corp.                    Sell      1,600        1.3500       9/20/08           --      (69,605)
                     Rite Aid Corp.                    Sell      2,300        1.4500       9/20/08           --      (98,937)
                     Rite Aid Corp.                    Sell      1,850        1.3500       9/20/08           --      (80,481)
                     Six Flags, Inc.                   Sell      2,050        5.0000       9/20/08           --     (201,507)

                     55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                  BUY/SELL   NOTIONAL                                  PREMIUM
SWAP                                                CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY          REFERENCE ENTITY          PROTECTION     (000S)    FIXED RATE          DATE   (RECEIVED)        VALUE
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.: Continued
                      Six Flags, Inc.                 Sell   $  5,125        5.2200%      9/20/08   $       --   $ (498,601)
                      Six Flags, Inc.                 Sell      1,380        7.0000       9/20/08           --     (123,002)
                      Smithfield Foods, Inc.          Sell      4,085        1.5800       3/20/12           --     (404,493)
                      Smurfit-Stone Container
                      Enterprises, Inc.               Sell      1,290        6.7000       6/20/13           --      (11,721)
                      Smurfit-Stone Container
                      Enterprises, Inc.               Sell      1,065        6.6000       6/20/13           --      (13,612)
                      The Bear Stearns
                      Cos., Inc.                      Sell      9,945        1.6000       9/20/08           --      (65,249)
                      Toys "R" Us, Inc.               Sell      1,778        4.3000       9/20/08           --      (35,958)
                      Toys "R" Us, Inc.               Sell      4,250        1.9500       9/20/08           --     (134,908)
                      Toys "R" Us, Inc.               Sell      3,130        1.8500       9/20/08           --     (100,889)
                      Tribune Co.                     Sell      1,700        5.0000       3/20/10     (510,000)    (703,649)
                      Tribune Co.                     Sell      1,600        5.0000       3/20/10     (504,000)    (662,258)
                      Tribune Co.                     Sell      1,030        6.0000      12/20/08           --     (129,451)
                      Tribune Co.                     Sell      1,605        7.4500       9/20/08           --     (161,431)
                      Tribune Co.                     Sell      1,005        7.5500       9/20/08           --     (100,628)
                      Tribune Co.                     Sell        400        7.5500       9/20/08           --      (40,051)
                      Tribune Co.                     Sell        450        6.4000      12/20/08           --      (55,386)
                      Tribune Co.                     Sell      1,595        5.0000       3/20/10     (414,700)    (660,188)
                      Tribune Co.                     Sell      1,185        5.0000       3/20/10     (402,900)    (490,485)
                      Tribune Co.                     Sell      1,200        5.0000       3/20/10     (396,000)    (496,693)
                      Tribune Co.                     Sell      1,070        5.0000       3/20/10     (374,500)    (442,885)
                      Tribune Co.                     Sell        400        5.0000       3/20/10     (132,000)    (165,564)
                      Univision
                      Communications, Inc.            Sell      1,619        1.1000       6/20/08           --      (53,064)
                      Univision
                      Communications, Inc.            Sell      3,241        1.1500       6/20/08           --     (105,825)
                      Univision
                      Communications, Inc.            Sell      7,168        1.2000       6/20/08           --     (233,161)
                      Univision
                      Communications, Inc.            Sell        370        5.0000       3/20/09      (31,450)     (35,821)
                      Washington Mutual, Inc.         Sell      5,200        5.1500      12/20/08           --      (85,700)
                      Washington Mutual, Inc.         Sell      2,445        4.4000      12/20/08           --      (53,530)
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:
                      El Paso Corp.                   Sell      1,165        2.9000       3/20/18           --      (19,185)
                      El Paso Corp.                   Sell      2,975        2.8900       3/20/18           --      (50,986)
                      Ford Motor Co.                  Sell      6,480        5.3000      12/20/12           --   (1,457,475)
                      Freescale
                      Semiconductor, Inc.             Sell      1,330        5.0000       3/20/13     (247,713)    (278,417)
                      General Motors Corp.            Sell      4,315        4.0500      12/20/12           --     (903,229)
                      Reliant Energy, Inc.            Sell      1,805        2.0500       9/20/11           --     (148,478)
                      Smurfit-Stone Container
                      Enterprises, Inc.               Sell      2,585        6.7000       6/20/13           --      (23,487)
                      TXU Corp.                       Sell      3,060        1.5900       6/20/11           --     (386,291)
                      TXU Corp.                       Sell      3,850        1.6200       6/20/11           --     (482,932)
                      TXU Corp.                       Sell      4,450        2.0600       6/20/11           --     (505,845)
                      TXU Corp.                       Sell      3,050        1.5300       6/20/11           --     (389,924)
                      TXU Corp.                       Sell      3,060        1.5800       6/20/11           --     (387,111)
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
& Co. International
Ltd.                  Smithfield Foods, Inc.          Sell        940        1.5100       3/20/12           --      (95,340)

                     56 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                   BUY/SELL   NOTIONAL                                    PREMIUM
SWAP                                                 CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION          PAID/
COUNTERPARTY          REFERENCE ENTITY           PROTECTION     (000S)    FIXED RATE          DATE     (RECEIVED)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                      ABX.HE.AA.06-2 Index             Sell   $  1,320        0.1700%      5/25/46     $ (131,994)  $    (764,477)
                      ABX.HE.AA.06-2 Index             Sell        625        0.1700       5/25/46        (49,932)       (361,968)
                      ABX.HE.AAA.06-2 Index            Sell      3,130        0.1100       5/25/46       (970,137)       (762,475)
                      Aramark Corp.                    Sell      1,895        5.9200       3/20/13             --           1,505
                      Capmark Financial
                      Group, Inc.                      Sell      1,135        7.4000      12/20/12             --        (224,621)
                      Capmark Financial
                      Group, Inc.                      Sell      1,045        7.1500      12/20/12             --        (213,797)
                      CDX North America
                      Investment Grade Index           Sell     35,885        3.0000       3/23/13             --      (2,867,186)
                      CDX.NA.HY.9 Index                Sell     15,345        3.7500      12/20/12        (82,344)     (1,617,222)
                      Dean Foods Co.                   Sell      3,030        0.9500       6/20/11             --        (406,526)
                      Ford Motor Co.                   Sell      2,705        5.9000      12/20/16             --        (545,690)
                      Ford Motor Co.                   Sell      7,775        6.1500      12/20/16             --      (1,492,069)
                      General Motors Corp.             Sell      2,175        4.6200      12/20/16             --        (428,793)
                      General Motors Corp.             Sell      6,220        4.9000      12/20/16             --      (1,150,750)
                      Istanbul Bond Co. SA
                      for Finansbank                   Sell     25,090        1.3000       3/24/13             --      (1,657,496)
                      iStar Financial, Inc.            Sell      2,870        4.8600      12/20/12             --        (381,908)
                      Joint Stock Co.
                      "Halyk Bank
                      of Kazakhstan"                   Sell      8,080        4.8800       3/20/13             --          37,604
                      Joint Stock Co.
                      "Halyk Bank
                      of Kazakhstan"                   Sell      8,090        4.7800       3/20/13             --           6,124
                      Lennar Corp.                     Sell      1,090        2.9000      12/20/08             --         (29,839)
                      Republic of Peru                 Sell      6,760        1.0400       6/20/17             --        (335,729)
                      Republic of Turkey                Buy     12,545        2.9800       4/20/13             --           6,962
                      Residential Capital LLC          Sell      3,253        6.2500       9/20/08             --      (1,059,473)
                      Residential Capital LLC          Sell      9,565        6.1700       9/20/08             --      (3,123,795)
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                      ABX.HE.AAA.06-2 Index            Sell      2,770        0.1100       5/25/46       (865,481)       (674,784)
                      iStar Financial, Inc.            Sell      1,035        4.5600      12/20/12             --        (137,726)
                      Lehman Brothers
                      Holdings, Inc.                   Sell      3,980        1.5500       9/20/08             --         (98,437)
                      Massey Energy Co.                Sell        960        5.0500       9/20/12             --          31,473
                      Massey Energy Co.                Sell      1,610        5.1000       9/20/12             --          55,745
                      Republic of The
                      Philippines                      Sell      9,895        1.4500       6/20/17             --        (977,873)
                                                                                                     ------------------------------
                                                                                                     $(28,485,344)  $(120,273,078)
                                                                                                     ==============================

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                          NOTIONAL       PAID BY     RECEIVED BY     TERMINATION
COUNTERPARTY                    AMOUNT      THE FUND        THE FUND            DATE         VALUE
---------------------------------------------------------------------------------------------------
Banco Santander
Central Hispano SA:
                                           Six-Month
                         3,247,000,000 CLP TNA-Chile          6.6000%        8/21/17     $ 182,232
                            18,790,000 BRR      BZDI         14.0000          1/3/12       320,063
---------------------------------------------------------------------------------------------------
Barclays Bank plc           82,350,000 MXN  MXN TIIE          9.2700         7/17/26       893,228
---------------------------------------------------------------------------------------------------
Citibank NA,
London:
                                           Six-Month
                            11,710,000 PLZ     WIBOR          5.5200         3/24/10       (89,060)
                                           Six-Month
                            18,736,000 PLZ     WIBOR          5.5500         3/25/10      (137,832)

                     57 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                        NOTIONAL          PAID BY      RECEIVED BY     TERMINATION
COUNTERPARTY                  AMOUNT         THE FUND         THE FUND            DATE          VALUE
-------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                         328,800,000 TWD      2.3200%     TWD-Telerate         6/27/11     $   14,871
                                            Six-Month
                       2,598,000,000 CLP    TNA-Chile          6.5300%         8/25/17         62,728
-------------------------------------------------------------------------------------------------------
Credit Suisse                               Six-Month
First Boston, Inc.        30,925,000 PLZ        WIBOR           4.4800          7/1/10        (37,998)
-------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                          84,250,000 MXN     MXN TIIE           8.3000        12/17/26         56,973
                                            Six-Month
                       2,598,000,000 CLP    TNA-Chile           6.5800         8/21/17        162,552
-------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                          Three-Month
                          58,190,000 NZD      NZD-BBR           7.5875          1/8/18        267,632
                                                                   INR
                                                             MIBOR-OIS
                         329,300,000 INR       7.1750         Compound         6/27/11         23,959
                                          Three-Month
                         167,830,000 SEK   SEK-STIBOR           4.7875        11/14/17        319,710
-------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP       154,850,000 MXN     MXN TIIE           8.1400         1/10/18        160,659
-------------------------------------------------------------------------------------------------------
Goldman Sachs                                                     CNY-
International             66,200,000 CNY       4.0000    CFXSREPOFIX01         2/16/17        267,764
-------------------------------------------------------------------------------------------------------
J Aron & Co.:
                          94,770,000 MXN     MXN TIIE           9.1500         8/27/26        785,150
                          40,600,000 MXN     MXN TIIE           9.3300         9/16/26        480,688
                          34,060,000 BRR         BZDI          12.9200          1/2/14       (163,749)
                          16,960,000 BRR         BZDI          12.8700          1/2/14       (101,922)
                          33,770,000 BRR         BZDI          12.7100          1/4/10         44,649
                          66,840,000 BRR         BZDI          12.6100          1/4/10        445,143
                          73,600,000 BRR         BZDI          12.3900          1/2/12       (307,369)
                          92,950,000 BRR         BZDI          14.8900          1/4/10      2,842,478
                             130,000 BRR         BZDI          12.2600          1/2/15         (1,935)
                              60,000 BRR         BZDI          12.2900          1/2/15           (840)
                          18,790,000 BRR         BZDI          14.0500          1/2/12        384,078
                          26,190,000 BRR         BZDI          13.1000          1/2/17            552
-------------------------------------------------------------------------------------------------------
JPMorgan Chase
Bank NA:
                          73,600,000 BRR         BZDI          12.3800          1/2/12       (158,802)
                          37,410,000 BRR         BZDI          13.9100          1/2/12      1,232,311
-------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                                            Six-Month
                          35,990,000 PLZ        WIBOR           4.5300          7/5/10         25,184
                          61,550,000 BRR         BZDI          12.9000          1/2/14       (924,741)

                     58 | OPPENHEIMER STRATEGIC INCOME FUND

SWAP                           NOTIONAL            PAID BY     RECEIVED BY     TERMINATION
COUNTERPARTY                     AMOUNT           THE FUND        THE FUND            DATE           VALUE
------------------------------------------------------------------------------------------------------------
Merrill Lynch
Capital Services, Inc.:
                                                                 Six-Month
                             64,360,000 SGD        3.3350%         SGD-SOR          1/8/18    $   (221,259)
                                               Three-Month
                             79,490,000 CAD    CAD-BA-CDOR         4.0300%         1/16/11       1,316,586
------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                                               Three-Month
                            132,870,000 SEK     SEK-STIBOR          4.4938         1/25/18        (534,579)
                                                                 Six-Month
                             38,630,000 EUR         4.7130         EURIBOR         8/22/17      (3,087,973)
                                                                 Six-Month
                                                                NOK-NIBOR-
                            416,200,000 NOK         4.9850            NIBR         1/18/11       1,662,152
                                               Three-Month
                            165,730,000 SEK     SEK-STIBOR          4.2600         1/18/11        (240,066)
                                                 Six-Month
                             17,590,000 EUR    EUR-EURIBOR          3.9960         1/18/11        (194,587)
                                                 Six-Month
                             28,450,000 CHF  CHF-BBA LIBOR          2.6600         1/18/11        (188,043)
------------------------------------------------------------------------------------------------------------
Westpac Banking
Corp.:
                                                 Six-Month
                             50,970,000 AUD        AUD-BBR          7.0100          1/8/18        (461,530)
                                                 Six-Month
                                              EUR-EURIBOR-
                             86,890,000 EUR       Telerate          4.2400        11/29/10         293,150
                                                               Three-Month
                             56,430,000 NZD         7.9700     NZD-BBR-FRA        11/29/10        (670,005)
                                                               Three-Month
                             56,280,000 NZD         7.8400     NZD-BBR-FRA        10/13/10         (81,061)
                                                               Three-Month
                            100,780,000 NZD         7.9325     NZD-BBR-FRA         1/18/11         246,099
                                                               Three-Month
                             56,280,000 NZD         7.9075     NZD-BBR-FRA        10/19/10        (589,021)
                                                                                              ------------
                                                                                              $  4,298,219
                                                                                              ============

                     59 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD             Australian Dollar
BRR             Brazilian Real
CAD             Canadian Dollar
CHF             Swiss Franc
CLP             Chilean Peso
CNY             Chinese Renminbi (Yuan)
EUR             Euro
INR             Indian Rupee
MXN             Mexican Nuevo Peso
NOK             Norwegian Krone
NZD             New Zealand Dollar
PLZ             Polish Zloty
SEK             Swedish Krone
SGD             Singapore Dollar
TWD             New Taiwan Dollar

Abbreviations are as follows:

BBA LIBOR       British Bankers' Association London-Interbank Offered Rate
BBR             Bank Bill Rate
BZDI            Brazil Interbank Deposit Rate
CDOR            Canada Bankers Acceptances Rate
CFXSREPOFIX01   Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR         Euro Interbank Offered Rate
FRA             Forward Rate Agreement
MIBOR-OIS       Mid Market Interest Rate for French Franc/Austrian Schilling and India Swap
                Composites-Overnight Indexed Swap
NIBOR-NIBR      Norwegian Interbank Offered Rate
SOR             Swap Offer Rate
STIBOR          Stockholm Interbank Offered Rate
TIIE            Interbank Equilibrium Interest Rate
TNA             Tasa Nominal Annual
WIBOR           Poland Warsaw Interbank Offer Bid Rate

                     60 | OPPENHEIMER STRATEGIC INCOME FUND

TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

SWAP                       NOTIONAL              PAID BY         RECEIVED BY   TERMINATION
COUNTERPARTY                 AMOUNT             THE FUND            THE FUND          DATE         VALUE
----------------------------------------------------------------------------------------------------------
Citibank NA:
                                        If positive, the    If negative, the
                                         Total Return of     Total Return of
                                              the Lehman          the Lehman
                                           Brothers U.S.       Brothers U.S.
                                                CMBS AAA            CMBS AAA
                $       39,800,000                 Index               Index      2/1/09     $   538,884
                                        If positive, the    If negative, the
                                         Total Return of     Total Return of
                                              the Lehman          the Lehman
                                           Brothers U.S.       Brothers U.S.
                                           CMBS AAA 8.5+       CMBS AAA 8.5+
                                           Index plus 15      Index minus 15
                        23,600,000          basis points        basis points      8/1/08         758,044
                                        If positive, the    If negative, the
                                         Total Return of     Total Return of
                                              the Lehman          the Lehman
                                           Brothers U.S.       Brothers U.S.
                                                CMBS AAA            CMBS AAA
                                          Index minus 15       Index plus 15
                        19,900,000          basis points        basis points      2/1/09         271,930
---------------------------------- -----------------------------------------------------------------------
Citibank NA,
New York:
                                            Twelve-Month
                                           JPY BBA LIBOR
                                           plus 40 basis
                                           points and if
                                           negative, the
                                       absolute value of    If positive, the
                                        the Total Return   Total Return of a
                                        of a custom bas-       custom basket
                     3,055,875,000 JPY ket of securities       of securities      4/8/08         (25,400)
                                            Twelve-Month
                                           GBP BBA LIBOR
                                           plus 35 basis
                                           points and if
                                           negative, the
                                       absolute value of    If positive, the
                                        the Total Return   Total Return of a
                                        of a custom bas-       custom basket
                        14,716,735 GBP ket of securities       of securities      5/7/08         849,671
----------------------------------------------------------------------------------------------------------
Deutsche Bank                           If positive, the    If negative, the
AG:                                      Total Return of     Total Return of
                                              the Lehman          the Lehman
                                           Brothers U.S.       Brothers U.S.
                                           CMBS AAA 8.5+       CMBS AAA 8.5+
                                          Index minus 55       Index plus 55
                         2,000,000          basis points        basis points      5/1/08          65,408

                      61 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                       NOTIONAL              PAID BY         RECEIVED BY   TERMINATION
COUNTERPARTY                 AMOUNT             THE FUND            THE FUND          DATE          VALUE
-----------------------------------------------------------------------------------------------------------
Deutsche Bank
AG: Continued
                                           Six-Month USD
                     $    7,260,000                LIBOR     5.25% times UDI       6/23/15   $  2,050,965
                                           Six-Month USD
                         13,250,000            BBA LIBOR     5.46% times UDI       5/13/15      4,268,677
-----------------------------------------------------------------------------------------------------------
                                           One-Month USD
                                          BBA LIBOR plus
                                         20 basis points
                                        and if negative,
                                            the absolute
                                      value of the Total    If positive, the
                                             Return of a   Total Return of a
Deutsche Bank                              custom equity       custom equity
AG, London               24,678,208               basket              basket       9/15/08       (447,768)
-----------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                        If positive, the    If negative, the
                                         Total Return of     Total Return of
                                              the Lehman          the Lehman
                                           Brothers U.S.       Brothers U.S.
                                           CMBS AAA 8.5+       CMBS AAA 8.5+
                                          Index minus 50       Index plus 50
                         21,930,000         basis points        basis points        8/1/08        642,053
                                        If positive, the    If negative, the
                                         Total Return of     Total Return of
                                              the Lehman          the Lehman
                                           Brothers U.S.       Brothers U.S.
                                           CMBS AAA 8.5+            CMBS AAA
                         22,600,000                Index          8.5+ Index        3/1/09        618,135
                                        If positive, the    If negative, the
                                         Total Return of     Total Return of
                                              the Lehman          the Lehman
                                           Brothers U.S.       Brothers U.S.
                                           CMBS AAA 8.5+       CMBS AAA 8.5+
                                          Index minus 50       Index plus 50
                          5,100,000         basis points        basis points        3/1/09        164,696
                                        If positive, the    If negative, the
                                         Total Return of     Total Return of
                                              the Lehman          the Lehman
                                           Brothers U.S.       Brothers U.S.
                                           CMBS AAA 8.5+       CMBS AAA 8.5+
                                         Index minus 250      Index plus 250
                         31,800,000         basis points        basis points        3/1/09      2,199,087

                      62 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                             NOTIONAL                PAID BY         RECEIVED BY   TERMINATION
COUNTERPARTY                       AMOUNT               THE FUND            THE FUND          DATE          VALUE
-------------------------------------------------------------------------------------------------------------------
Goldman
Sachs Group, Inc. (The):
Continued
                                                If positive, the    If negative, the
                                                 Total Return of     Total Return of
                                                      the Lehman          the Lehman
                                                   Brothers U.S.       Brothers U.S.
                                                   CMBS AAA 8.5+       CMBS AAA 8.5+
                                                 Index minus 200      Index plus 200
                           $  13,860,000            basis points        basis points        3/1/09   $  1,380,409
                                                   Six-Month BBA
                               7,490,000                   LIBOR     5.08% times UDI       1/20/15      2,471,172
                                                   Six-Month BBA
                               7,490,000                   LIBOR     5.10% times UDI       1/14/15      2,404,771
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                                   One-Month USD
                                                  BBA LIBOR plus
                                                 30 basis points
                                                and if negative,
                                              the absolute value    If positive, the
                                                    of the Total   Total Return of a
                                                Return of a cus-       custom equity
                              94,708,161       tom equity basket              basket        3/9/09    (1,068,453)
                                                   One-Month USD
                                                BBA LIBOR and if
                                                   negative, the    If positive, the
                                               absolute value of     Total Return of
                                                  the MSCI Daily      the MSCI Daily
                                                Total Return New    Total Return New
                                                     Belgium USD         Belgium USD
                               1,808,147            Market Index        Market Index       10/8/08         97,098
                                                       One-Month
                                                   USD BBA LIBOR
                                                and if negative,
                                                    the absolute    If positive, the
                                                    value of the     Total Return of
                                                MSCI Daily Total      the MSCI Daily
                                                      Return New    Total Return New
                                                     Belgium USD         Belgium USD
                               9,103,713            Market Index        Market Index       10/8/08        420,930
                                                If negative, the
                                               absolute value of    If positive, the
                                                the Total Return     Total Return of
                                                  of the BOVESPA         the BOVESPA
                               6,686,521 BRR          4/08 Index          4/08 Index       4/17/08        130,688

                      63 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                    NOTIONAL            PAID BY        RECEIVED BY   TERMINATION
COUNTERPARTY              AMOUNT           THE FUND           THE FUND          DATE        VALUE
---------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:
                                   If positive, the   If negative, the
                                    Total Return of    Total Return of
                                         the Lehman         the Lehman
                                      Brothers U.S.      Brothers U.S.
                                      CMBS AAA 8.5+      CMBS AAA 8.5+
                                      Index plus 30     Index minus 30
                   $  30,200,000       basis points       basis points      8/1/08     $  959,370
                                   If positive, the   If negative, the
                                    Total Return of    Total Return of
                                         the Lehman         the Lehman
                                      Brothers U.S.      Brothers U.S.
                                      CMBS AAA 8.5+      CMBS AAA 8.5+
                                     Index minus 35      Index plus 35
                      40,860,000       basis points       basis points      8/1/08      1,317,929
                                   If positive, the   If negative, the
                                    Total Return of    Total Return of
                                         the Lehman         the Lehman
                                      Brothers U.S.      Brothers U.S.
                                      CMBS AAA 8.5+      CMBS AAA 8.5+
                                      Index plus 25     Index minus 25
                       5,600,000       basis points       basis points      5/1/08        178,107
                                   If positive, the   If negative, the
                                    Total Return of    Total Return of
                                         the Lehman         the Lehman
                                      Brothers U.S.      Brothers U.S.
                                      CMBS AAA 8.5+      CMBS AAA 8.5+
                                    Index plus 42.5   Index minus 42.5
                      41,700,000       basis points       basis points      6/1/08      1,320,784
                                   If positive, the   If negative, the
                                    Total Return of    Total Return of
                                         the Lehman         the Lehman
                                      Brothers U.S.      Brothers U.S.
                                      CMBS AAA 8.5+           CMBS AAA
                      20,850,000              Index         8.5+ Index      6/1/08        667,038
                                   If positive, the   If negative, the
                                    Total Return of    Total Return of
                                         the Lehman         the Lehman
                                      Brothers U.S.      Brothers U.S.
                                      CMBS AAA 8.5+      CMBS AAA 8.5+
                                      Index plus 20     Index minus 20
                      13,200,000       basis points       basis points      5/1/08        420,317

                      64 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                      NOTIONAL            PAID BY        RECEIVED BY   TERMINATION
COUNTERPARTY                AMOUNT           THE FUND           THE FUND          DATE           VALUE
--------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:
Continued
                                     If positive, the   If negative, the
                                      Total Return of    Total Return of
                                           the Lehman         the Lehman
                                        Brothers U.S.      Brothers U.S.
                                        CMBS AAA 8.5+      CMBS AAA 8.5+
                                       Index minus 55      Index plus 55
                    $   31,138,000       basis points       basis points      5/1/08       $ 1,009,020
                                     If positive, the   If negative, the
                                      Total Return of    Total Return of
                                           the Lehman         the Lehman
                                        Brothers U.S.      Brothers U.S.
                                        CMBS AAA 8.5+           CMBS AAA
                        20,850,000              Index         8.5+ Index      6/1/08           667,038
                                     If positive, the   If negative, the
                                      Total Return of    Total Return of
                                           the Lehman         the Lehman
                                        Brothers U.S.      Brothers U.S.
                                             CMBS AAA           CMBS AAA
                        13,750,000              Index              Index      3/1/09           439,893
                                     If positive, the   If negative, the
                                      Total Return of    Total Return of
                                           the Lehman         the Lehman
                                        Brothers U.S.      Brothers U.S.
                                        CMBS AAA 8.5+      CMBS AAA 8.5+
                                       Index minus 45      Index plus 45
                        40,892,000       basis points       basis points      5/1/08         1,322,028
--------------------------------------------------------------------------------------------------------
Merrill Lynch
Capital Services,
Inc.:
                                                            The Constant
                                                         Maturity Option
                                                           Price divided
                        43,500,000              5.33%          by 10,000     8/13/17        (1,427,113)

                                                            The Constant
                                                          Maturity Option
                                                           Price divided
                       177,060,000               4.66          by 10,001     6/11/17         2,012,436

                      65 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                 NOTIONAL            PAID BY        RECEIVED BY   TERMINATION
COUNTERPARTY           AMOUNT           THE FUND          THE FUND           DATE        VALUE
------------------------------------------------------------------------------------------------
Morgan Stanley:
                                If positive, the   If negative, the
                                 Total Return of    Total Return of
                                      the Lehman         the Lehman
                                   Brothers U.S.      Brothers U.S.
                                   CMBS AAA 8.5+      CMBS AAA 8.5+
                                 Index minus 225     Index plus 225
                  $25,730,000       basis points       basis points      8/1/08      $ 624,377
                                If positive, the   If negative, the
                                 Total Return of    Total Return of
                                      the Lehman         the Lehman
                                   Brothers U.S.      Brothers U.S.
                                   CMBS AAA 8.5+      CMBS AAA 8.5+
                                 Index minus 150     Index plus 150
                    9,000,000       basis points       basis points      8/1/08        218,312
                                If positive, the   If negative, the
                                 Total Return of    Total Return of
                                      the Lehman         the Lehman
                                   Brothers U.S.      Brothers U.S.
                                        CMBS AAA           CMBS AAA
                   20,840,000         8.5+ Index         8.5+ Index      6/1/08        577,337
                                If positive, the   If negative, the
                                 Total Return of    Total Return of
                                      the Lehman         the Lehman
                                   Brothers U.S.      Brothers U.S.
                                   CMBS AAA 8.5+           CMBS AAA
                    4,240,000              Index         8.5+ Index      8/1/08        103,004
                                If positive, the   If negative, the
                                 Total Return of    Total Return of
                                      the Lehman         the Lehman
                                   Brothers U.S.      Brothers U.S.
                                        CMBS AAA           CMBS AAA
                   71,400,000              Index              Index      3/1/09      1,654,385
                                If positive, the   If negative, the
                                 Total Return of    Total Return of
                                      the Lehman         the Lehman
                                   Brothers U.S.      Brothers U.S.
                                   CMBS AAA 8.5+      CMBS AAA 8.5+
                                 Index minus 250     Index plus 250
                   21,750,000       basis points       basis points      3/1/09      1,804,407
                                If positive, the   If negative, the
                                 Total Return of    Total Return of
                                      the Lehman         the Lehman
                                   Brothers U.S.      Brothers U.S.
                                   CMBS AAA 8.5+      CMBS AAA 8.5+
                                 Index minus 250     Index plus 250
                   12,860,000       basis points       basis points      3/1/09      1,520,752

                      66 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                     NOTIONAL                  PAID BY         RECEIVED BY   TERMINATION
COUNTERPARTY               AMOUNT                 THE FUND            THE FUND          DATE           VALUE
--------------------------------------------------------------------------------------------------------------
Morgan Stanley:
Continued
                                             One-Month EUR
                                            BBA LIBOR plus
                                           25 basis points
                                          and if negative,
                                              the absolute
                                        value of the Total    If positive, the
                                          Return of a cus-   Total Return of a
                                             tom basket of       custom basket
                   12,843,118 EUR               securities       of securities     3/6/09        $  (600,346)
--------------------------------------------------------------------------------------------------------------
                                                                    7.75% from
                                                              debt obligations
Morgan                                                         of JSC Rushydro
Stanley Capital                                Three-Month            and OJSC
Services, Inc.    936,780,000 RUR            USD BBA LIBOR    Saratovskaya HPP   12/26/13          2,936,257
--------------------------------------------------------------------------------------------------------------
                                                 One-Month
                                             EUR BBA LIBOR
                                             plus 30 basis
                                             points and if
                                             negative, the
                                         absolute value of    If positive, the
                                          the Total Return   Total Return of a
Morgan Stanley                            of a custom bas-    custom basket of
International      11,624,900 EUR        ket of securities          securities    10/7/08            203,975
--------------------------------------------------------------------------------------------------------------
                                                              If negative, the
                                     If positive, the Total    Total Return of
                                             Return of the          the Lehman
                                           Lehman Brothers       Brothers U.S.
                                             U.S. CMBS AAA       CMBS AAA 8.5+
                                        8.5+ Index plus 20      Index minus 20
UBS AG              9,200,000                 basis points        basis points     5/1/08            295,851
                                                                                               ---------------
                                                                                                $ 36,016,155
                                                                                               ===============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR   Brazilian Real
EUR   Euro
GBP   British Pound Sterling
JPY   Japanese Yen
RUR   Russian Ruble

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
BOVESPA     Bovespa Index that trades on the Sao Paulo Stock Exchange
CMBS        Commercial Mortgage-Backed Securities
MSCI        Morgan Stanley Capital International
UDI         Unidad de Inversion (Unit of Investment)

                       67 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
CURRENCY SWAPS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                   NOTIONAL           PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY             AMOUNT          THE FUND      THE FUND          DATE         VALUE
---------------------------------------------------------------------------------------------
Credit Suisse
International:
                                      Three Month
                     11,360,000 TRY USD BBA LIBOR       16.75%     2/26/12      $   496,911
                                      Three-Month
                      4,575,000     USD BBA LIBOR       17.25       2/7/12          295,491
                                      Three-Month
                      6,900,000     USD BBA LIBOR       17.30       2/9/12          438,360
---------------------------------------------------------------------------------------------
Merrill Lynch                         Three-Month
International         7,160,000         BBA LIBOR       17.10       2/6/12          561,060
                                                                                -------------
                                                                                $ 1,791,822
                                                                                =============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY   New Turkish Lira

Abbreviation is as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      68 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

MARCH 31, 2008
--------------------------------------------------------------------------------

ASSETS
Investments, at value -- see accompanying statement of investments:
Unaffiliated companies (cost $ 8,908,145,841)                                               $   9,004,145,880
Affiliated companies (cost $ 1,374,293,411)                                                     1,346,394,325
                                                                                            -------------------
                                                                                               10,350,540,205
---------------------------------------------------------------------------------------------------------------
Cash                                                                                               31,936,335
---------------------------------------------------------------------------------------------------------------
Cash -- foreign currencies (cost $ 4,840,868)                                                       4,839,890
---------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts                                    123,964,689
---------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $ 15,667,720)                                               46,368,110
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                        120,474,741
Investments sold (including $102,565,004 sold on a when-issued or delayed delivery basis)         111,621,296
Closed foreign currency contracts                                                                  40,699,166
Shares of beneficial interest sold                                                                 36,256,459
Futures margins                                                                                     4,239,801
Other                                                                                                 145,987
                                                                                            -------------------
Total assets                                                                                   10,871,086,679

---------------------------------------------------------------------------------------------------------------
LIABILITIES
Options written, at value (premiums received $1,395,282) -- see accompanying
statement of investments                                                                            1,180,163
---------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                        156,225,618
---------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts                                     63,173,332
---------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $ 12,817,624)                                              124,534,992
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $325,541,285 purchased on a when-issued or
delayed delivery basis)                                                                           387,216,545
Closed foreign currency contracts                                                                  41,080,175
Shares of beneficial interest redeemed                                                             13,914,343
Dividends                                                                                           8,161,336
Distribution and service plan fees                                                                  5,745,591
Transfer and shareholder servicing agent fees                                                         926,231
Shareholder communications                                                                            155,056
Trustees' compensation                                                                                104,719
Other                                                                                               2,242,775
                                                                                            -------------------
Total liabilities                                                                                 804,660,876

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $  10,066,425,803
                                                                                            ===================

                      69 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited/Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                         $      2,286,147
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                           10,709,435,615
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                         (15,073,411)
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions         (725,882,174)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                            95,659,626
                                                                                   ------------------
NET ASSETS                                                                         $ 10,066,425,803
                                                                                   ==================

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$7,768,289,203 and 1,764,062,343 shares of beneficial interest outstanding)        $           4.40
Maximum offering price per share (net asset value plus sales charge of 4.75%
of offering price)                                                                 $           4.62
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$556,497,201 and 125,953,373 shares of beneficial interest outstanding)            $           4.42
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$1,407,636,439 and 320,294,463 shares of beneficial interest outstanding)          $           4.39
-----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$181,295,794 and 41,142,555 shares of beneficial interest outstanding)             $           4.41
-----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $152,707,166 and 34,694,538 shares of beneficial interest outstanding)   $           4.40

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      70 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2008
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------

Interest (net of foreign withholding taxes of $ 829,489)                 $  253,997,972
-----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $ 19,789)         1,250,364
Affiliated companies                                                         16,300,535
-----------------------------------------------------------------------------------------
Net investment income allocated from Oppenheimer Master Loan Fund, LLC        9,432,910
-----------------------------------------------------------------------------------------
Fee income                                                                      474,547
-----------------------------------------------------------------------------------------
Portfolio lending fees                                                          214,632
                                                                         ----------------
Total investment income                                                     281,670,960

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------

Management fees                                                              23,350,069
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       8,650,699
Class B                                                                       2,746,125
Class C                                                                       6,134,483
Class N                                                                         403,132
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       4,029,229
Class B                                                                         465,952
Class C                                                                         728,535
Class N                                                                         223,645
Class Y                                                                          81,767
-----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         258,160
Class B                                                                          41,628
Class C                                                                          39,874
Class N                                                                           4,407
Class Y                                                                             512
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                     182,250
-----------------------------------------------------------------------------------------
Trustees' compensation                                                           66,258
-----------------------------------------------------------------------------------------
Administration service fees                                                         750
-----------------------------------------------------------------------------------------
Other                                                                           176,746
                                                                         ----------------
Total expenses                                                               47,584,221
Less reduction to custodian expenses                                            (30,646)
Less waivers and reimbursements of expenses                                    (737,180)
                                                                         ----------------
Net expenses                                                                 46,816,395

-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       234,854,565

                      71 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS Unaudited/Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options
exercised)                                                                $    35,068,466
Closing and expiration of option contracts written                              9,009,700
Closing and expiration of futures contracts                                   111,980,837
Foreign currency transactions                                                  75,062,138
Short positions                                                                   825,381
Swap contracts                                                                (58,201,989)
Allocated from Oppenheimer Master Loan Fund, LLC                                1,563,162
                                                                          -----------------
Net realized gain                                                             175,307,695
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  (157,154,805)
Translation of assets and liabilities denominated in foreign currencies       133,059,236
Futures contracts                                                              22,489,284
Option contracts written                                                          284,107
Short positions                                                                   (49,242)
Swap contracts                                                                (72,524,490)
                                                                          -----------------
Net change in unrealized appreciation                                         (73,895,910)

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $   336,266,350
                                                                          =================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      72 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS               YEAR
                                                                          ENDED              ENDED
                                                                 MARCH 31, 2008      SEPTEMBER 30,
                                                                    (UNAUDITED)               2007
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------

Net investment income                                         $     234,854,565   $    388,873,931
----------------------------------------------------------------------------------------------------
Net realized gain                                                   175,307,695        228,599,247
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               (73,895,910)       155,720,385
                                                             ---------------------------------------
Net increase in net assets resulting from operations                336,266,350        773,193,563

----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                            (269,975,342)      (296,916,438)
Class B                                                             (18,891,220)       (28,156,208)
Class C                                                             (42,200,448)       (43,047,658)
Class N                                                              (5,838,972)        (6,142,076)
Class Y                                                              (5,724,988)       (14,610,638)
                                                             ---------------------------------------
                                                                   (342,630,970)      (388,873,018)

----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                           1,343,847,003      1,070,926,051
Class B                                                             (13,042,388)      (183,763,262)
Class C                                                             322,190,172        180,462,840
Class N                                                              35,785,509         30,962,123
Class Y                                                            (196,595,059)       156,078,981
                                                             ---------------------------------------
                                                                  1,492,185,237      1,254,666,733

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------

Total increase                                                    1,485,820,617      1,638,987,278
----------------------------------------------------------------------------------------------------
Beginning of period                                               8,580,605,186      6,941,617,908
                                                             ---------------------------------------

End of period (including accumulated net investment income
(loss) of $(15,073,411) and $92,702,994, respectively)        $  10,066,425,803   $  8,580,605,186
                                                             =======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      73 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                       ENDED
                                                   MARCH 31,
                                                        2008                                              YEAR ENDED SEPTEMBER 30,
CLASS A                                          (UNAUDITED)          2007          2006          2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $     4.41   $      4.18   $      4.34   $      4.23   $      4.08   $      3.64
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .12 1         .23 1         .21 1         .21 1         .20           .26
Net realized and unrealized gain (loss)                  .04           .23          (.05)          .19           .15           .43
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         .16           .46           .16           .40           .35           .69
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.17)         (.23)         (.32)         (.29)         (.20)         (.25)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     4.40   $      4.41   $      4.18   $      4.34   $      4.23   $      4.08
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.71%        11.14%         3.77%         9.77%         8.73%        19.59%

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $7,768,289   $ 6,430,790   $ 5,077,400   $ 4,766,576   $ 4,117,666   $ 3,873,018
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $7,037,475   $ 5,655,265   $ 4,888,392   $ 4,392,321   $ 4,025,554   $ 3,521,307
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.30%         5.25%         5.03%         4.82%         4.69%         6.60%
Total expenses                                          0.89% 4       0.90% 4       0.93%         0.94%         0.95%         0.95%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                   0.87%         0.89%         0.92%         0.94%         0.95%         0.95%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   34% 5         72% 5         96% 5        103% 5         90% 5        104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated funds were as follows:

      Six Months Ended March 31, 2008   0.91%
      Year Ended September 30, 2007     0.91%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS     SALE TRANSACTIONS
-------------------------------------------------------------------------------
Six Months Ended March 31, 2008   $        717,174,716      $     540,119,838
Year Ended September 30, 2007     $      3,319,818,108      $   3,509,387,791
Year Ended September 30, 2006     $      4,097,005,267      $   4,231,030,059
Year Ended September 30, 2005     $      4,436,804,790      $   4,469,108,355
Year Ended September 30, 2004     $      5,593,936,243      $   5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      74 | OPPENHEIMER STRATEGIC INCOME FUND

                                                 SIX MONTHS
                                                      ENDED
                                                  MARCH 31,
                                                       2008                                             YEAR ENDED SEPTEMBER 30,
CLASS B                                          (UNAUDITED)          2007        2006          2005          2004          2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $      4.42   $      4.20   $    4.35   $      4.24   $      4.10   $      3.66
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .10 1         .19 1       .18 1         .17 1         .16           .22
Net realized and unrealized gain (loss)                  .05           .22        (.05)          .20           .15           .44
                                                 ---------------------------------------------------------------------------------
Total from investment operations                         .15           .41         .13           .37           .31           .66
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.15)         (.19)       (.28)         (.26)         (.17)         (.22)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      4.42   $      4.42   $    4.20   $      4.35   $      4.24   $      4.10
                                                 =================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.52%         9.99%       3.23%         8.94%         7.66%        18.62%

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $   556,497   $   569,523   $ 718,742   $   918,651   $ 1,163,555   $ 1,686,295
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   549,239   $   635,237   $ 802,936   $ 1,021,022   $ 1,424,322   $ 1,757,152
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.48%         4.43%       4.25%         4.05%         4.16%         5.92%
Total expenses                                          1.71% 4       1.71% 4     1.71%         1.70%         1.69%         1.68%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                   1.69%         1.70%       1.71%         1.69%         1.69%         1.68%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   34% 5         72% 5       96% 5        103% 5         90% 5        104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated funds were as follows:

      Six Months Ended March 31, 2008   1.73%
      Year Ended September 30, 2007     1.72%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-----------------------------------------------------------------------------
Six Months Ended March 31, 2008   $         717,174,716   $     540,119,838
Year Ended September 30, 2007     $       3,319,818,108   $   3,509,387,791
Year Ended September 30, 2006     $       4,097,005,267   $   4,231,030,059
Year Ended September 30, 2005     $       4,436,804,790   $   4,469,108,355
Year Ended September 30, 2004     $       5,593,936,243   $   5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      75 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued
-------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                          ENDED
                                                 MARCH 31, 2008                                         YEAR ENDED SEPTEMBER 30,
CLASS C                                             (UNAUDITED)           2007        2006        2005        2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $         4.40    $      4.18   $    4.33   $    4.22    $  4.07    $      3.64
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .10 1          .19 1       .18 1       .17 1      .17            .23
Net realized and unrealized gain (loss)                     .04            .22        (.05)        .20        .15            .42
                                                 ----------------------------------------------------------------------------------
Total from investment operations                            .14            .41         .13         .37        .32            .65
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                       (.15)          (.19)       (.28)       (.26)      (.17)          (.22)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $         4.39    $      4.40   $    4.18   $    4.33   $   4.22    $      4.07
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         3.32%         10.06%       3.22%       8.96%      7.95%         18.45%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $    1,407,637    $ 1,086,918   $ 857,843   $ 788,217   $710,085    $   698,196
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    1,227,909    $   959,439   $ 814,425   $ 748,199   $716,206    $   623,598
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.54%          4.49%       4.27%       4.07%      4.06%          5.85%
Total expenses                                             1.64% 4        1.66% 4     1.68%       1.69%      1.69%          1.69%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                      1.62%          1.65%       1.68%       1.69%      1.69%          1.69%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      34% 5          72% 5       96% 5      103% 5      90% 5         104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated funds were as follows:

        Six Months Ended March 31, 2008        1.66%
        Year Ended September 30, 2007          1.67%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------
Six Months Ended March 31, 2008   $         717,174,716   $     540,119,838
Year Ended September 30, 2007     $       3,319,818,108   $   3,509,387,791
Year Ended September 30, 2006     $       4,097,005,267   $   4,231,030,059
Year Ended September 30, 2005     $       4,436,804,790   $   4,469,108,355
Year Ended September 30, 2004     $       5,593,936,243   $   5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      76 | OPPENHEIMER STRATEGIC INCOME FUND

                                                      SIX MONTHS
                                                           ENDED
                                                  MARCH 31, 2008                                        YEAR ENDED SEPTEMBER 30,
CLASS N                                              (UNAUDITED)        2007         2006        2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $       4.41   $    4.19   $     4.34   $    4.23   $     4.08   $      3.65
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .11 1       .21 1        .19 1       .19 1        .17           .25
Net realized and unrealized gain (loss)                      .05         .22         (.04)        .19          .16           .42
                                                    -------------------------------------------------------------------------------
Total from investment operations                             .16         .43          .15         .38          .33           .67
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                        (.16)       (.21)        (.30)       (.27)        (.18)         (.24)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $       4.41   $    4.41   $     4.19   $    4.34   $     4.23   $      4.08
                                                    ===============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          3.73%      10.42%        3.60%       9.27%        8.28%        18.82%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $    181,296   $ 145,685   $  108,324   $  83,287   $   52,969   $    30,110
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $    161,463   $ 126,935   $   94,281   $  69,480   $   40,043   $    22,627
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       4.89%       4.84%        4.62%       4.37%        4.19%         6.08%
Total expenses                                              1.30% 4     1.32% 4      1.33%       1.40%        1.38%         1.34%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       1.28%       1.31%        1.33%       1.40%        1.38%         1.34%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       34% 5       72% 5        96% 5      103% 5        90% 5        104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated funds were as follows:

        Six Months Ended March 31, 2008        1.32%
        Year Ended September 30, 2007          1.33%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------
Six Months Ended March 31, 2008   $         717,174,716   $     540,119,838
Year Ended September 30, 2007     $       3,319,818,108   $   3,509,387,791
Year Ended September 30, 2006     $       4,097,005,267   $   4,231,030,059
Year Ended September 30, 2005     $       4,436,804,790   $   4,469,108,355
Year Ended September 30, 2004     $       5,593,936,243   $   5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      77  |  OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued
-------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                            ENDED
                                                   MARCH 31, 2008                                       YEAR ENDED SEPTEMBER 30,
CLASS Y                                               (UNAUDITED)        2007         2006        2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $      4.39   $    4.17   $     4.32   $    4.22   $     4.07   $     3.64
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .12 1       .24 1        .22 1       .21 1        .21          .26
Net realized and unrealized gain (loss)                       .07         .22         (.04)        .19          .14          .42
                                                      -----------------------------------------------------------------------------
Total from investment operations                              .19         .46          .18         .40          .35          .68
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                         (.18)       (.24)        (.33)       (.30)        (.20)        (.25)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $      4.40   $    4.39   $     4.17   $    4.32   $     4.22   $     4.07
                                                      =============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           4.32%      11.28%        4.35%       9.73%        8.80%       19.33%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $   152,707   $ 347,689   $  179,309   $  62,824   $  150,699   $  240,296
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $   156,694   $ 260,589   $  118,239   $  68,656   $  213,632   $  194,308
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        5.50%       5.61%        5.38%       4.84%        4.80%        6.57%
Total expenses                                               0.63% 4     0.56% 4      0.58%       1.16%        1.29%        1.41%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                        0.61%       0.55%        0.58%       0.80%        0.90%        0.91%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        34% 5       72% 5        96% 5      103% 5        90% 5       104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated funds were as follows:

          Six Months Ended March 31, 2008        0.65%
          Year Ended September 30, 2007          0.57%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------
Six Months Ended March 31, 2008   $         717,174,716   $     540,119,838
Year Ended September 30, 2007     $       3,319,818,108   $   3,509,387,791
Year Ended September 30, 2006     $       4,097,005,267   $   4,231,030,059
Year Ended September 30, 2005     $       4,436,804,790   $   4,469,108,355
Year Ended September 30, 2004     $       5,593,936,243   $   5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      78 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected

                     79 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may short sale when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

      As of March 31, 2008, the Fund held no securities sold short.

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

                     80 | OPPENHEIMER STRATEGIC INCOME FUND

As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                          WHEN-ISSUED OR
                                        DELAYED DELIVERY
                                      BASIS TRANSACTIONS
        ------------------------------------------------
        Purchased securities              $  325,541,285
        Sold securities                      102,565,004

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2008, securities with an aggregate market value of $1,714,780, representing 0.02% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from

                     81 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS IN OPPENHEIMER MASTER LOAN FUND, LLC. The Fund is permitted to buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Manager or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or unrated. Oppenheimer Master Loan Fund, LLC ("Master Loan") is a mutual fund registered under the Investment Company Act of 1940, which seeks as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Manager is also the investment adviser of Master Loan. The Manager expects at certain times that the investment in Master Loan may exceed 15% of the Fund's net assets. The Fund's investment in Master Loan is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in Master Loan according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Loan shares held, of the total net income earned by the net gain/(loss) realized on investments sold by Master Loan. As a shareholder, the Fund is subject to its proportional share of Master Loan's expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Master Loan.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be

                     82 | OPPENHEIMER STRATEGIC INCOME FUND
sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

During the fiscal year ended September 30, 2007, the Fund utilized $73,657,199 of capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2007, the Fund had available for federal income tax purposes straddle losses of $698,241 and unused capital loss carryforwards as follows:

        EXPIRING
        -----------------------------------
        2008                 $  235,306,107
        2009                     56,817,462
        2010                    192,931,367
        2011                    294,188,800
        2012                    122,914,725
                             --------------
        Total                $  902,158,461
                             ==============

As of March 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $727,549,007 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased

                     83 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2008, it is estimated that the Fund will utilize $175,307,695 of capital loss carryforward to offset realized capital gains.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

        Federal tax cost of securities           $   10,282,439,252
        Federal tax cost of other investments         2,204,750,901
                                                 -------------------
        Total federal tax cost                   $   12,487,190,153
                                                 ===================

        Gross unrealized appreciation            $      555,311,314
        Gross unrealized depreciation                  (533,539,142)
                                                 -------------------
        Net unrealized appreciation              $       21,772,172
                                                 ===================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

                     84 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED MARCH 31, 2008          YEAR ENDED SEPTEMBER 30, 2007
                                     SHARES             AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                            419,799,178    $ 1,852,612,179        374,243,875    $  1,621,225,351
Dividends and/or
distributions reinvested         48,302,822        212,083,319         52,588,260         227,757,694
Acquisition -- Note 13                   --                 --         59,159,381         260,892,868
Redeemed                       (163,340,459)      (720,848,495)      (240,334,556)     (1,038,949,862)
                               ------------------------------------------------------------------------

Net increase                    304,761,541    $ 1,343,847,003        245,656,960    $  1,070,926,051
                               ========================================================================

                     85 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                             SIX MONTHS ENDED MARCH 31, 2008     YEAR ENDED SEPTEMBER 30, 2007
                                     SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------
CLASS B
Sold                             23,128,084    $ 102,398,679       24,227,240    $ 105,145,550
Dividends and/or
distributions reinvested          3,299,467       14,526,090        4,782,734       20,771,577
Redeemed                        (29,283,753)    (129,967,157)     (71,427,424)    (309,680,389)
                               -----------------------------------------------------------------
Net decrease                     (2,856,202)   $ (13,042,388)     (42,417,450)   $(183,763,262)
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                             89,773,693    $ 395,548,815       72,545,647    $ 313,480,785
Dividends and/or
distributions reinvested          7,349,656       32,196,447        7,574,819       32,747,903
Redeemed                        (23,974,877)    (105,555,090)     (38,441,106)    (165,765,848)
                               -----------------------------------------------------------------
Net increase                     73,148,472    $ 322,190,172       41,679,360    $ 180,462,840
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                             11,625,770    $  51,357,835       13,299,138    $  57,565,717
Dividends and/or
distributions reinvested          1,074,556        4,718,815        1,188,326        5,153,772
Redeemed                         (4,595,072)     (20,291,141)      (7,326,966)     (31,757,366)
                               -----------------------------------------------------------------
Net increase                      8,105,254    $  35,785,509        7,160,498    $  30,962,123
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                             23,188,937    $ 102,273,890       36,588,605    $ 157,983,527
Dividends and/or
distributions reinvested            972,634        4,269,928        3,321,638       14,364,136
Redeemed                        (68,589,626)    (303,138,877)      (3,767,180)     (16,268,682)
                               -----------------------------------------------------------------
Net increase (decrease)         (44,428,055)   $(196,595,059)      36,143,063    $ 156,078,981
                               =================================================================

-------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2008, were as follows:

                                                                         PURCHASES                    SALES
     -------------------------------------------------------------------------------------------------------
     Investment securities                                        $  2,729,668,317        $   1,895,530,293
     U.S. government and government agency obligations                 367,859,916              439,696,754
     To Be Announced (TBA) mortgage-related securities                 717,174,716              540,119,838

                     86 | OPPENHEIMER STRATEGIC INCOME FUND

-------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

        FEE SCHEDULE
        ----------------------------------------
        Up to $200 million                0.75%
        Next $200 million                 0.72
        Next $200 million                 0.69
        Next $200 million                 0.66
        Next $200 million                 0.60
        Next $4 billion                   0.50
        Over $5 billion                   0.48

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2008, the Fund paid $5,504,354 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales

                     87 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class B, Class C and Class N shares were $108,071,160, $35,228,416 and $2,325,057, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                            CLASS A           CLASS B          CLASS C          CLASS N
                                          CLASS A        CONTINGENT        CONTINGENT       CONTINGENT       CONTINGENT
                                        FRONT-END          DEFERRED          DEFERRED         DEFERRED         DEFERRED
                                    SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES    SALES CHARGES
                                      RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY      RETAINED BY
SIX MONTHS ENDED                      DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------------
March 31, 2008                      $   1,495,377     $      23,535     $     407,310    $      94,218    $       3,573

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in IMMF and Master Loan. During the six months ended March 31, 2008, the Manager waived $737,180 for management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At

                 88 | OPPENHEIMER STRATEGIC INCOME FUND
contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The

                89 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the six months ended March 31, 2008 was as follows:

                                                          CALL OPTIONS                               PUT OPTIONS
                              ----------------------------------------       -------------------------------------
                                     NUMBER OF               AMOUNT OF             NUMBER OF           AMOUNT OF
                                     CONTRACTS                PREMIUMS             CONTRACTS            PREMIUMS
------------------------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2007                  16,070,000         $       101,920            16,070,000     $       102,047
Options written                 48,665,170,000               9,748,007        41,507,685,000           9,098,602
Options closed or expired      (23,236,330,000)             (4,409,336)      (22,714,300,000)         (5,030,405)
Options exercised              (21,909,785,000)             (4,745,264)      (15,274,330,000)         (3,470,289)
                              ------------------------------------------------------------------------------------
Options outstanding as of
March 31, 2008                   3,535,125,000         $       695,327         3,535,125,000     $       699,955
                              ====================================================================================

--------------------------------------------------------------------------------
8. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

                      90 | OPPENHEIMER STRATEGIC INCOME FUND

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (buying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

      Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

                  91 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. SWAP CONTRACTS Continued

      Currency swap agreements include exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received.

--------------------------------------------------------------------------------
9. ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

--------------------------------------------------------------------------------
10. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2008, the Fund had on loan securities valued at $153,583,924. Collateral of $156,225,618 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

--------------------------------------------------------------------------------
11. UNFUNDED PURCHASE COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $33,345,455 at March 31, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of

                     92 | OPPENHEIMER STRATEGIC INCOME FUND
unfunded purchase commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

As of March 31, 2008, the Fund had unfunded purchase commitments as follows:

                                           COMMITMENT
                                          TERMINATION         UNFUNDED
                                                 DATE           AMOUNT
     -------------------------------------------------------------------
     Deutsche Bank AG,
     Opic Reforma Credit Linked Nts.         10/20/13     $ 33,345,455

--------------------------------------------------------------------------------
12. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
13. ACQUISITION OF ATLAS STRATEGIC INCOME FUND

On May 10, 2007, the Fund acquired all of the net assets of Atlas Strategic Income Fund, pursuant to an Agreement and Plan of Reorganization approved by the Atlas Strategic Income Fund shareholders on March 23, 2007. The Fund issued (at an exchange ratio of 1.049645 for Class A to one share of Atlas Strategic Income
Fund) 59,159,381, shares of beneficial interest for Class A valued at $260,892,868 in exchange for the net assets, resulting in combined Class A net assets of $5,988,114,190 on May 10, 2007. The net assets acquired included net unrealized appreciation of $12,016,003. The exchange qualified as a tax-free reorganization for federal income tax purposes.

                  93 | OPPENHEIMER STRATEGIC INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                  94 | OPPENHEIMER STRATEGIC INCOME FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008